As filed with the Securities and Exchange Commission on November 25, 1998
                                      Securities Act File No. 33-68666
                              Investment Company Act File No. 811-8004

===========================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                               ----

         Pre-Effective Amendment No.
         Post-Effective Amendment No.  13                        X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   X
         Amendment No.   15                                      X

                                 Alleghany Funds
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60610
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (312) 223-2139


Name and Address of Agent for Service:                  Copies to:
Kenneth C. Anderson, President                          Arthur Simon, Esq.
Alleghany Funds                                   Sonnenschein Nath & Rosenthal
171 North Clark Street                                  8000 Sears Tower
Chicago, Illinois  60610                          Chicago, Illinois  60606-6404

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b), or on __________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1), or
          _ on __________ pursuant to paragraph (a)(1) X 75 days after filing pursuant to paragraph (a)(2) __ on __________ pursuant to paragraph
         (a)(2) of Rule 485

 The Registrant will file a Rule 24f-2 Notice for its fiscal year ended October 31, 1998 on or before January 29, 1999.

                                 ALLEGHANY FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                     ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND
                   ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

                 Part A - INFORMATION REQUIRED IN A PROSPECTUS:



Part A.
Item No.                                                                        Prospectus Caption

1.       Cover Page                                                             Cover Page

2.       Synopsis                                                               Prospectus Summary;
                                                                                Expense Information

3.       Condensed Financial Information                                           Not Applicable

4.       General Description of Registrant                                      Cover Page; Investment Objectives
                                                                                and Policies;
                                                                                Investment Strategies and Risk
                                                                                Considerations

5.       Management of the Fund                                                 Management of the Funds; Portfolio
                                                                                Management Methods; Administration
                                                                                of the Funds

5A.      Management's Discussion                                                   Not Applicable
         of Fund Performance

6.       Capital Stock and Other Securities                                     Net Asset Value;
                                                                                Dividends and Taxes;
                                                                                General Information

7.       Purchase of Securities Being Offered                                   Administration of the Funds;
                                                                                Purchase of Shares; Exchange of
                                                                                Shares;  Net Asset Value

8.       Redemption or Repurchase                                               Redemption of Shares

9.       Legal Proceedings                                                      Not Applicable





      Part B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION:

N-1A                                                                            Statement of Additional
Item No. Information Caption

10.      Cover Page                                                             Cover Page

11.      Table of Contents                                                      Table of Contents

12.      General Information and History                                        Covered in Part A

13.      Investment Objectives and Policies                                     Investment Policies and Risk
                                                                                Considerations; Investment
                                                                                Restrictions; Portfolio
                                                                                Transactions
                                                                                and Brokerage Commissions

14.      Management of the Fund                                                 Trustees and Officers

15.      Principal Holders of Securities                                        Principal Holders of Securities

16.      Investment Advisory and Other Services                                 Investment Advisory and Other
                                                                                Services

17.      Brokerage Allocation and Other Practices                               Portfolio Transactions
                                                                                and Brokerage Commissions

18.      Capital Stock and Other Securities                                     Other Information

19.      Purchase, Redemption, and
         Pricing of Securities Being Offered                                    Covered in Part A

20.      Tax Status                                                             Taxes

21.      Underwriters                                                           Covered in Part A

22.      Calculations of Performance Data                                       Performance Information

23.      Financial Statements                                                       Not Applicable



               -------------------------------------------------------------------------------------

                          Part C -- OTHER INFORMATION:

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                 ALLEGHANY FUNDS

The purpose of this Post-Effective Amendment filing is to add two new series to the Alleghany Funds, namely, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

                                     PART A

The Class N Shares Prospectus for Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund and Chicago Trust Money Market Fund is incorporated by reference to Post-Effective Amendment No. 10, as filed with the Securities and Exchange Commission ("SEC") on February 27, 1998 as Accession # 0000950137-98-000799.

The   Prospectus   for   Alleghany/Chicago   Trust   SmallCap   Value  Fund  and
Alleghany/Veredus Aggressive Growth Fund is incorporated by reference to Post-Effective Amendment No. 11, as filed with the SEC on August 21, 1998 as Accession # 0000927405-98-000244.

The Class I Shares Prospectus for Montag & Caldwell Growth Fund, Montag & Caldwell Balanced Fund and Chicago Trust Bond Fund is incorporated by reference to Post-Effective Amendment No. 12, as filed with the SEC on November 10, 1998 as Accession # 0000927405-98-000324.

                                     PART B

The Statement of Additional Information for Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund is incorporated by reference to Post-Effective Amendment No. 12 as filed with the SEC on November 10, 1998 as Accession # 0000927405-98-000324.

                                   PROSPECTUS
                               (with application)


                                February 8, 1999






Alleghany/Blairlogie Emerging Markets Fund

Alleghany/Blairlogie International Developed Fund


                                (CLASS N SHARES)






                                 ALLEGHANY FUNDS


                Blairlogie Capital Management, Investment Advisor
                                 (800) 992-8151

                                 ALLEGHANY FUNDS
                             171 North Clark Street
                                Chicago, IL 60601
                                 (800) 992-8151
              Website: http://www.alleghanyfunds.chicago-trust.com

                                   PROSPECTUS
                                February 8, 1999


         Alleghany Funds (the "Company") is a no-load, open-end management investment company which consists of twelve separate diversified investment series designed to offer investors a variety of investment opportunities. This Prospectus pertains only to the Class N shares of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (each a "Fund" and collectively, the "Funds"). Each Fund has distinct investment objectives and policies. Each Fund's Investment Advisor is Blairlogie Capital Management ("Blairlogie" or the "Investment Advisor").

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital with investments primarily in common stocks of companies located in emerging market countries.

         Alleghany/Blairlogie   International  Developed  Fund  seeks  long-term
growth of capital through investment primarily in a diversified portfolio of international equity securities.

         Shares of each Fund are purchased and redeemed without any purchase or redemption charge imposed by the Company, although institutions may charge their customers for services provided in connection with their investments.

         Shares of the Funds are not deposits, obligations of, or endorsed by any bank, and are not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in a Fund involves investment risks, including the possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the above Funds. Investors should read and retain this Prospectus for future reference. Additional information about the Funds is contained in the Statement of Additional Information dated February 8, 1999, as supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The Statement of Additional Information is incorporated by reference into this Prospectus and is available upon request and without charge from the Company, at the addresses and telephone numbers below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Alleghany Funds                                         Investment Advisor:
171 North Clark Street                           Blairlogie Capital Management
Chicago, IL  60601-3294                          4th Floor, 125 Princes Street
(800) 992-8151                                  Edinburgh EH2 4AD, Scotland
                                                           (800) 992-8151

                                TABLE OF CONTENTS

                                                                                                               Page
PROSPECTUS SUMMARY........................................................................................      4

EXPENSE INFORMATION.......................................................................................      5

INVESTMENT OBJECTIVES AND POLICIES........................................................................      8

     ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND...........................................................      8

     ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND....................................................      9

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS.............................................................     10

MANAGEMENT OF THE FUNDS...................................................................................     19

PORTFOLIO MANAGEMENT METHODS..............................................................................     19

ADMINISTRATION OF THE FUNDS...............................................................................     20

PURCHASE OF SHARES........................................................................................     21

EXCHANGE OF SHARES........................................................................................     23

REDEMPTION OF SHARES......................................................................................     23

ACCOUNT OPTIONS...........................................................................................     25

DISTRIBUTION PLAN.........................................................................................     25

NET ASSET VALUE...........................................................................................     27

DIVIDENDS AND TAXES.......................................................................................     27

PERFORMANCE OF THE FUNDS..................................................................................     28

GENERAL INFORMATION.......................................................................................     28



     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR A FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                                        54
g:\shared\clients\chicago\peas\1998\peano._\partc\pea#13

                               PROSPECTUS SUMMARY

The Funds

         The Company is an open-end, management investment company commonly known as a mutual fund. The Company was established as a Delaware business trust on September 10, 1993. The Company currently offers twelve separate series of shares. This Prospectus offers only Class N shares of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

Investment Definitions

         Equity   Securities--The   term  "equity  securities"  as  used  herein
typically refers to common stock or preferred stock, which represent a stockholder's equity or ownership of shares in a domestic or international company, including those of emerging market countries.

         Debt Securities--Examples of "debt securities" are bills, notes and bonds, each representing a promise by the issuer to re-pay a debt which is generally secured by the assets of such issuer. Also in this investment category are debentures, which are bonds or promissory notes that are backed by the general credit of the issuer, but not secured by specific assets of such issuer.

         Convertible Features--Equity or debt securities purchased by the Funds may have "convertible" features, whereby they can be exchanged for another class of securities, according to the terms of their respective issuers.

         Short-term Instruments--"Short-term (or money market) instruments" are generally private or Government obligations with maturities of one year or less and may include (but are not limited to) certificates of deposit, bankers' acceptances, corporate commercial paper, and Government obligations.

         Derivative Investments--The term "derivatives" has been used to identify a range and variety of financial categories. In general, a derivative is commonly defined as a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset, such as a specific security or an index of securities. Derivatives, which may be used from time to time by the Funds and the investment risks associated with such instruments, are discussed in detail under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."


Investment Objectives of the Funds

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital consistent with investments primarily in common stocks of companies located in emerging market countries.

         Alleghany/Blairlogie   International  Developed  Fund  seeks  long-term
growth of capital through investment primarily in a diversified portfolio of international equity securities.

How to Purchase Shares

         The minimum initial investment for regular accounts (other than Individual Retirement Accounts ("IRAs") and Uniform Gift to Minor Accounts ("UGMAs")) is $2,500 for each Fund and the minimum subsequent investment is $50, except for accounts opened through a fund network. In such case, the minimums of the fund network will apply. The minimum initial investment for IRAs and UGMAs is $500, and the minimum subsequent investment for IRAs and UGMAs is $50. The minimum initial and subsequent investment for those enrolled in the Automatic Investment Plan is $50. The Funds do not impose any sales load, redemption or exchange fees. Each Fund has a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "DISTRIBUTION PLAN." The public offering price for shares of each of the Funds is the net asset value per share next determined after receipt of a purchase order in proper form. The Funds offer two classes of shares; only Class N shares for retail investors are offered by this Prospectus. See "PURCHASE OF SHARES," "ACCOUNT OPTIONS" and "GENERAL INFORMATION."

How to Redeem Shares

Shares of each Fund may be redeemed at the net asset value per share of Class N shares of the Fund next determined after receipt of a redemption request in proper form. Signature guarantees may be required. See "REDEMPTION OF SHARES."

Dividends

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareowners. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value, in additional full and fractional shares of the respective Fund unless and until the shareowner notifies the Transfer Agent in writing requesting payments in cash. Each Fund declares and pays dividends, if any, quarterly. See "DIVIDENDS AND TAXES."

Management of the Funds

         Blairlogie, 125 Princes Street, Edinburgh EH2 4AD, Scotland, a registered investment advisor is the Investment Advisor for each Fund. Blairlogie was founded in 1992. Gavin Dobson is the Chief Executive Officer and James Smith is the Chief Investment Officer. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom.

         As of November 23, 1998, Blairlogie managed over $890 million in assets primarily for institutional clients.

         First  Data  Distributors,  Inc.,  4400  Computer  Drive,  Westborough,
Massachusetts 01581, serves as the Funds' Distributor. [To be determined,] serves as the Custodian of the Funds' assets. The Chicago Trust Company ("Chicago Trust"), 171 North Clark Street, Chicago, Illinois 60601, serves as the Funds' Administrator. First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109, serves as the Funds' Sub-Administrator. First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Funds' Transfer Agent.


EXPENSE INFORMATION

Shareowner Transaction Expenses for Each Fund:

Maximum Sales Load Imposed on Purchases..........................................................    None

Maximum Sales Load Imposed on Reinvested Dividends...............................................    None

Maximum Deferred Sales Load......................................................................    None

Redemption Fees..................................................................................    None

Exchange Fees....................................................................................    None

         If you want to redeem shares by wire transfer, the Funds' Transfer Agent charges a fee, currently $20.00, for each wire redemption. Institutions may independently charge fees for shareowner transactions or for advisory services; please see their materials for details.


Annual Fund Operating Expenses as a Percentage of Average Net Assets:

Alleghany/Blairlogie Emerging Markets Fund

Investment Advisory Fees (after voluntary fee waivers)..........................        0.52%
12b-1 Fees......................................................................        0.25%
Other Expenses..................................................................        0.83%
                                                                                        -----
Net Expense Ratio (after voluntary fee waivers).................................        1.60%
                                                                                        =====

Alleghany/Blairlogie International Developed Fund

Investment Advisory Fees .......................................................        0.85%
12b-1 Fees......................................................................        0.25%
Other Expenses..................................................................        0.25%
                                                                                        -----
Net Expense Ratio ..............................................................        1.35%
                                                                                        =====

 .........The  purpose of this  table is to assist the  investor  in  understanding  the  various  expenses  that an investor in the Funds will bear directly or indirectly.

         (1)      The  above  table  reflects  an  estimate  of  the  Investment
                  Advisor's voluntary  undertakings to waive investment advisory fees exceeding the limits shown. Absent such fee waivers,  the investment advisory fees, other expenses,  and total operating
                  expenses,     respectively,     would    be    as     follows:
                  Alleghany/Blairlogie  Emerging Markets Fund 0.85%,  0.83%, and
                  1.93%.

         (2)      Each Fund offers two classes of shares that invest in the same portfolio  of  securities.  Shareowners  of  Class  I are  not subject to a 12b-1 Distribution Plan; therefore,  expenses and
                  performance  figures  will  vary  between  the  classes.   The
                  information set forth in the table above and the example below relates only to the Class N shares. See "GENERAL INFORMATION."

EXAMPLE:

         Based on the level of expenses listed above after waivers, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return and redemption at the end of each time period.

Name of Fund                                   1 Year            3 Years
------------                                   ------            -------
Alleghany/Blairlogie                            $16                $50
Emerging Markets Fund

Alleghany/Blairlogie                            $14                $42
International Developed Fund


         The   foregoing   tables  are   designed  to  assist  the  investor  in
understanding the various costs and expenses that a shareowner will bear directly or indirectly. While the example assumes a 5% annual return, each Fund's actual performance will vary and may result in actual returns greater or less than 5%. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Performance Measures

         From time to time, the Funds may advertise performance measures as set forth under "PERFORMANCE OF THE FUNDS." Performance measures are based on historical earnings and are not intended to indicate future performance.

Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in each Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                       INVESTMENT OBJECTIVES AND POLICIES


         The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus or the Statement of Additional Information, each Fund's investment policies are not fundamental and may be changed without shareowner approval. While a non-fundamental policy or restriction may be changed by the Trustees of the Company without shareowner approval, the Funds intend to notify shareowners before making any change in any such policy or restriction. Fundamental policies may not be changed without shareowner approval.

         The Funds strive to attain their investment objectives, but there can, of course, be no assurance that they will do so. Please refer to the policies and risk disclosures more fully described under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS." Additional investment policies and restrictions are described in the Statement of Additional Information.

ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in countries identified as emerging market countries. The Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EM Free Index") and the International Finance Corporation Investable Index ("IFCI Index") are used as the bases for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of these indexes. The Investment Advisor applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors), and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase as well as provides a sell discipline for fully valued securities. In selecting securities, the Investment Advisor considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

         For purposes of implementing its investment objective, the Fund invests primarily in some or all of the following emerging market countries (this list is not exclusive):

Argentina                     Hungary                       Peru                         Taiwan
Brazil                        India                         Philippines                  Thailand
Chile                         Indonesia                     Poland                       Turkey
China                         Israel                        Romania                      Venezuela
Colombia                      Jordan                        Russia                       Zimbabwe
Czech Republic                Malaysia                      South Africa
Greece                        Mexico                        South Korea
Hong Kong                     Pakistan                      Sri Lanka

         For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

         Most of the foreign securities in which the Fund invests will be denominated in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI EM Free Index or the IFCI Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Investment Strategies and Risk Considerations--Derivative Instruments--Futures Contracts and Related Options." The Fund may also engage in equity index swap transactions.


         Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Investment Strategies and Risk Considerations--Foreign Securities."

ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

         Alleghany/Blairlogie International Developed Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of international equity securities. The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") is used as a basis for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of the MSCI EAFE Index. Under normal market conditions, the Fund will not invest in Emerging Markets. The Investment Advisor applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting", to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors) and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase and also provides a sell discipline for fully valued securities. In selecting securities, the Investment Advisor considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

         For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

         Most of the international equity securities in which the Fund invests will be traded in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI EAFE Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Investment Strategies and Risk Considerations - Derivative Instruments - Futures Contracts and Related Options." The Fund may also engage in equity index swap transactions.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Investment Strategies and Risk Considerations - Foreign Securities."

General

         Each Fund will invest primarily (normally at least 65% of its assets) in common stock. Each Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, high quality debt securities (whose maturity or remaining maturity will not exceed five years), money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the Funds to be as fully invested in common stocks as practicable at all times. This policy precludes the Funds from investing in debt securities as a defensive investment posture (although the Funds may invest in such securities to provide for payment of expenses and to meet redemption requests). Accordingly, investors in the Funds bear the risk of general declines in stock prices and the risk that a Fund's exposure to such declines cannot be lessened by investment in debt securities. The Funds may also invest in convertible securities, preferred stock, and warrants, subject to certain limitations.

         Each Fund may temporarily not be invested primarily in equity securities immediately following the commencement of operations or after receipt of significant new monies. While attempting to identify suitable investments, the Funds may hold assets in cash, short-term U.S. Government securities, and other money market instruments. Each Fund may temporarily not contain the number of securities in which the Fund normally invests if the Fund does not have sufficient assets to be fully invested, or pending the Investment Advisor's ability to prudently invest new monies.

         Each Fund may also lend portfolio securities; enter into repurchase agreements and reverse repurchase agreeements; purchase and sell securities on a when-issued or delayed delivery basis; and enter into forward commitments to purchase securities. Each Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Each Fund may invest a portion of its assets in debt securities and money market obligations issued by U.S. and foreign issuers that are either U.S. dollar-denominated or denominated in foreign currency. For more information on these and other investment practices, see "Investment Strategies and Risk Considerations" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

Special Considerations

         An investor should be aware that investment in small capitalization issuers carries more risk than issuers with market capitalization greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that may make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. As a result, in order to sell this type of security the Fund may need to dispose of such securities over a long period and accordingly, the performance of small capitalization issuers may be more volatile.

         Please refer to the policies and risk disclosures, as well as the other specified practices below with respect to the Fund in "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."


                  INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

In General

         Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Funds' investment objectives will be attained. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage represented by such investment which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.


Money Market Securities

         Each Fund may invest in money market securities, including bank obligations and commercial paper. Bank obligations may include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Advisor believes that the credit risk with respect to the investment is minimal.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

Borrowing

         Each Fund may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate assets, except that each Fund may mortgage, pledge, or hypothecate assets in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Neither Fund will borrow money in excess of 25% of the value of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Illiquid Securities

         Each Fund may invest up to 15% of its respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act").

Repurchase Agreements

         Each Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, a Fund will maintain a segregated custodial account consisting of cash or liquid securities having a value at least equal to the resale price. Reverse repurchase agreements are considered to be borrowings by a Fund, and as such are subject to the investment limitations discussed above under the sub-section titled "Borrowing."

Rule 144A Securities

         Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment advisor under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

         Each Fund may seek additional income from time to time by lending its respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements. Loans of portfolio securities by each Fund will be collateralized by cash held in non-interest bearing demand accounts, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which will be maintained at all times in an amount equal to the current market value of the loaned securities. Each Fund will not make such loans in excess of 25% of the value of its total assets. The major risk to which the Funds would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review by the Investment Advisor, subject to overall supervision by the Board of Trustees, including a review of the creditworthiness of the borrowing broker-dealer or other institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Investment Advisor.


Securities of Other Investment Companies

         Each Fund may invest in securities issued by other investment companies such as closed-end management investment companies, or in pooled accounts or other investments vehicles which invest in foreign markets. As a shareowner of another investment company, a Fund would bear, along with other shareowners, its pro rata portion of such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Short-Term Trading

         Each Fund may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

Foreign Securities

         The Funds may invest directly in foreign equity securities; U.S. dollar or foreign currency-denominated foreign corporate debt securities; foreign preferred securities; certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks; obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities represented by ADRs, EDRs, or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.

         Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. The securities markets, values of securities, yields, and risks associated with securities markets may change independently of each other. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         Alleghany/Blairlogie Emerging Markets Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investment.

         Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.



         Special Risks of Investing in Russian and Other Eastern European Securities. Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When the Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars. Please refer to "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information for a more complete description of these and other risks associated with investments in securities of Russian and other Eastern European issuers.


Foreign Currency Transactions

         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

         The Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and option on foreign currencies and foreign currency futures. The Funds may enter into forward foreign currencies and foreign currency futures. The Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. The Funds also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that they do so, the Funds will be subject to the additional risks that the relative value of currencies will be different than anticipated by the Funds' Investment Advisor. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees in a segregated account to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Derivative Investments

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         A Fund may engage in such practices for hedging purposes, or to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Advisor to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to the Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Advisor will generally not exceed 20% of total assets for a Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Advisor to be derivative in nature.

1.       Options:

         Each Fund may engage in options, including those described below.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Funds' total assets. A Fund will only sell or write calls options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed [20%] of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Advisor is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Each Fund may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.

         Over-the-counter options in which the Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

2.       Forward Commitments, When-Issued Securities, and Delayed-Delivery
 Transactions:

         Each Fund may purchase or sell securities on a when issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Advisor deems it appropriate to do so. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

3.       Futures Contracts and Related Options:

         Each Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is [5%] or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareowners and will be taxable to shareowners as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities, which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

         Each Fund may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC").

         Each Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. The Funds may invest in Index Futures and related options when the Investment Advisor believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs, which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund.

         A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments.

         Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. Also, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on a automated quotation system. Each Fund will use futures contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC, or, with respect to positions in futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

4.       Equity Index Swaps:

         Each Fund may enter into equity index swap agreements for purposes of gaining exposure to the stocks making up an index of securities without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

General Risk Factors

1.        Options, Futures and Forward Contracts:

         Each Fund may engage in such investment practices. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Investment Advisor's inability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion, see "INVESTMENT POLICIES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

2.       Fixed Income Investing

              Each Fund may engage in limited fixed income investment practices. There are two principal types of risks associated with investing in debt securities: (1) market (or interest rate) risk and (2) credit risk.


         Market risk relates to the change in market value caused by fluctuations in prevailing rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. The value of debt securites will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates.

         In an effort to obtain maximum income consistent with its investment objective, each Fund may, at times, change the average maturity of its investment portfolio, consistent with a three- to ten-year weighted average maturity range, by investing a larger portion of its assets in relatively longer-term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter- and intermediate-term maturities when a rise in interest rates is indicated.

         Credit risk refers to the possibility that a bond issuer will fail to make timely payments of interest or principal. The ability of an issuer to make such payments could be affected by general conditions, litigation, legislation or other events including the bankruptcy of the issuer. For a further discussion, see "INVESTMENT POLICIES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUNDS

The Board of Trustees

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. The Statement of Additional Information contains the name of each Trustee and background information regarding the Trustees.


Blairlogie Capital Management

         The Investment Advisor for the Funds is Blairlogie, located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom. Blairlogie Capital
Management Ltd. (now known as Blairlogie Capital Management) commenced operations in 1992. Blairlogie became an indirect wholly-owned subsidiary of the Alleghany Corporation on __________, 1999. Alleghany Corporation is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals and is located at Park Avenue Plaza, New York, New York 10055.

         Pursuant to an Investment Advisory Agreement with the Company, Blairlogie provides an investment program for each Fund in accordance with their respective investment policies, limitations and restrictions, and Chicago Trust furnishes executive, administrative and clerical services required for the transaction of each Fund's business.

         For providing investment advisory services, each Fund has agreed to pay a monthly fee at the following rates based on each Funds's average daily net assets. Effective on the date of this Prospectus, Alleghany/Blairlogie Emerging Markets Fund's fee is 0.85% and Alleghany/Blairlogie International Developed Fund's fee is 0.85%.

         Blairlogie has voluntarily undertaken to reduce its advisory fee for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund for operating expenses (as defined previously) in excess of 1.60% and 1.35%, respectively. Such waivers may be terminated at the discretion of Blairlogie.

                          PORTFOLIO MANAGEMENT METHODS

Investment Management Team

         James Smith is primarily responsible for the day-to-day management of each Fund. Mr. Smith is a Managing Director and the Chief Investment Officer of Blairlogie and is responsible for managing an investment team of country analysts who, in turn, specialize in selection of stocks within Europe, Asia, and the Americas, and in currency and derivatives. He previously served as a Senior Portfolio Manager at Murray Johnstone in Glasgow, Scotland, responsible for international investment management for North American clients, and at Schroder Investment Management in London. Mr. Smith received his bachelor's degree in Economics from London University and his MBA from Edinburgh University. He is an Associate of the Institute of Investment Management and Research.

Blairlogie Capital Management

         Blairlogie's philosophy has always been that the international markets, whether developed or emerging, can be analyzed from a base of measurable, numerical data. They have developed a country model which covers a broad- based collection of current and historical data. Their quantitative analysis is enhanced with significant qualitative assessments to evaluate things a model cannot review. Blairlogie continuously strives for the optimum combination of quantitative and judgmental inputs but believe that objective, measurable facts must always be the starting point for making sound investment decisions. Their specific investment style is based upon an underlying objective of producing premium returns above the benchmark consistently in any market environment while consciously controlling risk and limiting volatility. The major components of Blairlogie's investment style are summarized below:

               top-down country allocation followed by bottom-up stock selection;

active management with a focus on consistent value-added broad diversification in international markets portfolios by country and stock;

               performance  objective  designed to  consistently  outperform our benchmark, which through time should facilitate investment success over competitors; and

advanced technology used to enhance portfolio management and maintain efficient administration

                           ADMINISTRATION OF THE FUND

The Administrator and Sub-Administrator

         Chicago Trust (the "Administrator") acts as the Company's Administrator pursuant to an Administration Agreement with the Company. For services provided as Administrator, Chicago Trust receives a fee at the annual rate of: 0.060% of the first $2 billion of the Company's average daily net aggregate assets; 0.045% of the Company's average daily net assets between $2 billion and $3.5 billion and 0.040% of the Company's average daily net assets in excess of $3.5 billion. Chicago Trust also receives a custody liaison fee equal to an annual fee per Fund of $10,000 for average daily net assets up to $100 million, $15,000 for average daily net assets between $100 million and $500 million, and $20,000 for average daily net assets in excess of $500 million.

         Pursuant to a Sub-Administration Agreement, First Data Investor Services Group, Inc. (the "Sub-Administrator"), 53 State Street, Boston, Massachusetts 02109, acts as Sub-Administrator and receives a fee from the Administrator equal to that received by the Administrator as set out above. The Sub-Administrator also receives a custody liaison fee from Chicago Trust equal to that received by the Administrator as set out above.

         The  services  provided to the Funds under  these  Agreements  include:
coordinating and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareowners, registration statements and other documents; and responding to shareowner inquiries.

         The Sub-Administrator also performs certain accounting and pricing services for the Funds, including the daily calculation of the Funds' respective net asset values.

The Transfer Agent

         First Data Investor Services Group, Inc. (the "Transfer Agent"), 4400 Computer Drive, Westborough, Massachusetts 01581, performs the following duties in its capacity as Transfer Agent to each Fund: maintains the records of each shareowner's account; answers shareowner inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other shareowner service functions. Shareowner inquiries should be addressed to the Transfer Agent at (800) 992-8151.

The Distributor

First  Data  Distributors,  Inc.  (the  "Distributor"),   4400  Computer  Drive,
Westborough, Massachusetts 01581, is the principal underwriter and distributor of the Funds pursuant to a distribution agreement with the Funds.

The Custodian

     [To be determined], is Custodian for the cash and securities of each Fund.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund thereof on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto) will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                               PURCHASE OF SHARES

In General

         Shares of each Fund may be purchased directly from the Fund at the net asset value next determined after receipt of the order in proper form. Shares of the Funds may be purchased through broker-dealers, banks and trust departments which may charge the investor a transaction fee or other fee for their services at time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Funds.

         The minimum initial investment for regular accounts (other than IRAs and UGMAs) is $2,500 for each Fund, and the minimum subsequent investment is $50, except for accounts opened through a fund network. In such case, the minimums of the fund network will apply. The minimum initial investment for IRAs and UGMAs is $500, and the minimum subsequent investment for IRAs and UGMAs is $50. The minimum initial and subsequent investment for those enrolled in the Automatic Investment Plan is $50. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of any Fund. Each Fund also reserves the right to vary the initial and additional investment minimums, or to waive the minimum investment requirements for any investor.

         Purchase orders for shares of a Fund which are received by the Transfer Agent or an authorized broker or its designee in proper form, including money order, check or bank draft by the regular closing time of the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) will be purchased at such Fund's net asset value determined that day. If you invest by check, or non-federal funds wire, allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Alleghany Funds." If you wire money in the form of federal funds, your money will be invested at the share price next determined after receipt of the wire. Orders for shares received in proper form after 4:00 p.m. will be priced at the net asset value determined on the next day that the NYSE is open for trading.

         The Funds offer two classes of shares. Only Class N shares may be purchased under this Prospectus. Class I shares are available for purchase by shareowners investing [$5 million] or more in the Funds and clients of certain financial consultants which have agreements with the Funds.

         Each Fund may accept orders by telephone from broker-dealers or service organizations which have been previously approved by a Fund. It is the responsibility of such broker-dealers or service organizations or their authorized designees to promptly forward purchase orders and payments for same to the Company.

         Purchases may be made in one of the following ways:

Initial Purchases by Mail

         Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to "Alleghany Funds", c/o First Data Investor Services Group, Inc., P.O. Box 5164, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than a Fund and are endorsed over to the Fund.

Initial Purchases by Wire

         An investor desiring to purchase shares of a Fund by wire should call the Transfer Agent first at (800) 992-8151 and request an account number and furnish the Fund with your tax identification number. Following such notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           BOSTON SAFE DEPOSIT & TRUST
                                 ABA # 011001234
                              FOR: Alleghany Funds
                                   A/C 140414
                                FBO "FUND NUMBER"
                           "SHAREOWNER ACCOUNT NUMBER"

         A completed application with original signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee.

Subsequent Investments

         Once an account has been opened, subsequent purchases in the minimum amounts may be made by mail, bank wire, exchange or by telephone. When making additional investments by mail, simply return the investment slip from a previous confirmation or statement with your investment in the envelope provided. Your check must be made payable to "Alleghany Funds" and mailed to the Alleghany Funds, P.O. Box 5163, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the subsequent purchase of shares.

         All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. In order to help ensure the receipt of good funds, the Company reserves the right to delay sending your redemption proceeds up to 15 days if you purchased shares by check. A charge ($20 minimum) will be imposed if any check used for the purchase of shares is returned. The Funds and the Transfer Agent reserve the right to reject any purchase order in whole or in part.

                               EXCHANGE OF SHARES

In General

     Shares of any of the Funds within the Company may be exchanged for shares of the same class of any of the other Funds within the Company. The Company currently offers Class N shares of the following Funds: Alleghany/Chicago Trust SmallCap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

         The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously elected the telephone authorization privilege on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares of any Fund through an exchange transaction is accepted at the net asset value next determined. You should keep in mind that for tax purposes, an exchange is treated as a redemption and a new purchase, each at net asset value of the appropriate Fund. The Funds and the Transfer Agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on prior written notice to shareowners.

         Exchanges may be made only for shares of a Fund then offering its shares for sale in your state of residence and are subject to the minimum initial investment requirement. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading.

                              REDEMPTION OF SHARES

In General

         Shares of each Fund may be redeemed without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent or an authorized broker or its designee of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. However, your redemption proceeds may be delayed up to 15 days if you purchased the shares to be redeemed by check until such check has cleared. Payment may also be made by wire directly to any bank previously designated by the shareowner in a shareowner account application. A shareowner will be charged $20 for redemptions by wire. Also, please note that the shareowner's bank may impose a fee for this wire service.

         If your account is an Individual Retirement Account (IRA), your redemption request must be submitted in writing. Please call a customer service representative at (800-992-8151) to request an IRA Distribution Request form or for further information.

         Except as noted below, redemption requests received in proper form by the Transfer Agent or an authorized broker or its designee prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

         Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined. No redemption will be processed until the Transfer Agent has received a completed application with respect to the account.

         The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of a Fund selling assets under disadvantageous conditions or to the detriment of the remaining shareowners of the Fund. Pursuant to the Company's Trust Instrument, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Company may elect pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any ninety-day period for any one shareowner. Payments in excess of this limit by a Fund will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of any such Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a shareowner may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

Minimum Balances

         Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to involuntarily redeem shares in any account for its then current net asset value (which will be promptly paid to the shareowner) if at any time the total investment does not have a value of at least $50. The shareowner will be notified that the value of his or her account is less than the required minimum and will be allowed at least sixty days to bring the value of the account up to the minimum before the redemption is processed.

         Shares may be redeemed in one of the following ways:

Redemptions by Mail

         Shareowners may submit a written request for redemption to: Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581. The request must be in good order which means that it must: (i) identify the shareowner's account name and account number; (ii) state the fund name, (iii) state the number of shares to be redeemed; and (iv) be signed by each registered owner exactly as the shares are registered.

         To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees; notary public endorsements will not be accepted. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians, and retirement plans.

     A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 992-8151.

Redemptions by Telephone

         Shareowners  who  have  so  indicated  on  the  application,   or  have
subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 992-8151.

         In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Redemptions by Mail" above. Such requests must be signed by the shareowner, with signatures guaranteed (see "Redemptions by Mail" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

         The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by any of the Funds. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including requesting a shareowner to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered.

     Shares of the Funds may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed from the Company.

                                 ACCOUNT OPTIONS

In General

         The following special services are available to shareowners. There are no charges for the programs noted below and an investor may change or stop these plans at any time by written notice to the Funds.

Automatic Investment Plan

         This service allows you to make regular investments once your account is established. You simply authorize the automatic withdrawal of funds from your bank account into the Fund of your choice. The minimum initial and subsequent investment pursuant to this plan is $50 per month. Your initial account must be established prior to participating in this plan. Please complete the appropriate section on the new account application enclosed with this Prospectus.

Systematic Withdrawal Program

         The Funds offer a Systematic Withdrawal Program as another option which may be utilized by an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $50,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual, or annual basis in amounts of $50 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter.

Individual Retirement Accounts

         An Individual Retirement Account (IRA) is a custodial account created for the exclusive benefit of you and your beneficiaries. There are many types of IRAs available including Individual, Spousal, Rollover, SEP-IRA, SIMPLE-IRA, Roth-Contributory and Roth-Conversion.

         The annual maintenance fee for an IRA is $15.00 per year. This fee will be paid through an automatic liquidation of shares from your account each December. You may choose to pay this fee prior to December by sending in a check. Shareowners with a cumulative balance greater than or equal to $50,000 will have IRA fees waived.

                                DISTRIBUTION PLAN

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may reimburse the Distributor for actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets.

         The Plan authorizes a Fund to compensate the Distributor for the following: (1) services rendered by the Distributor pursuant to the Distribution Agreement between the Company and the Distributor; (2) payments the Distributor makes to financial institutions and industry professionals, such as insurance companies, investment counselors, accountants, estate planning firms and broker-dealers, including affiliates and subsidiaries of the Distributor (collectively, "Participating Organizations"), in consideration for distribution services provided or expenses assumed in connection with distribution assistance, market research, and promotional services, including, but not limited to, printing and distributing prospectuses to persons other than current shareowners of a Fund, printing and distributing advertising and sales literature and reports to shareowners and prospective shareowners used in connection with the sale of a Fund's shares, and personnel and communication equipment used in servicing shareowner accounts and prospective shareowner inquiries; and (3) payments the Distributor makes to Participating Organizations pursuant to an agreement to provide administrative support services to the holders of a Fund's shares. Participating Organizations that are compensated for distribution services may be required to register as dealers in certain jurisdictions.

         Payments for market research and promotional services may be based in whole or in part on a percentage of the regular salary expense for those employees of Participating Organizations engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

         All such payments made by a Fund pursuant to the Plan shall be made for the purpose of selling shares issued by the Fund. Distribution expenses which are attributable to a particular Fund will be charged against that Fund's assets. Distribution expenses which are attributable to more than one Fund will be allocated among the Funds in proportion to their relative net assets.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Company's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Company or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisor and approved in good faith by the Board of Trustees.

                               DIVIDENDS AND TAXES

Dividends

         Dividends, if any, from net investment income will be declared and paid quarterly by each Fund. Aggregate net profits realized from the sale of portfolio securities, if any, are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed.

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareowner's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

         Dividends paid by each Fund with respect to Class I shares are calculated in the same manner and at the same time as Class N shares. Both Class N and Class I shares of each Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses as discussed in "Expenses" under "ADMINISTRATION OF THE FUNDS."

Taxes

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("the Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code. Each Fund is treated as a separate corporate entity for Federal tax purposes. Distributions of any net investment income and of any net realized short-term capital gains are taxable to shareowners as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareowners as long-term capital gain regardless of how long a shareowner may have held shares of a Fund. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareowner reinvests the distributions or elects to receive them in cash. A distribution will be treated as paid on December 31 of the current calendar year if it is declared in October, November or December with a record date in such a month and paid during January of the following calendar year. Such distributions will be taxable to shareowners in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Shareowners will be advised annually of the source and tax status of all distributions for Federal income tax purposes. Dividends and distributions may be subject to state and local income taxes. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

         Redemptions of Fund shares, and the exchange of shares between Funds of the Company, are taxable events and, accordingly, shareowners may realize capital gains or losses on these transactions.

         Shareowners may be subject to back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if, to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

                            PERFORMANCE OF THE FUNDS

In General

         Performance, whether it be "total return" or "average annual total return" of a Fund, may be advertised to present or prospective shareowners. The figures are based on historical performance and should not be considered representative of future results. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information for a Fund may be compared to various unmanaged indices such as the MSCI EAFE, MSCI EM Free Index and IFCI Index, and to the performance of other mutual funds tracked by mutual fund rating services. Further information about the performance of the Funds is included in the Statement of Additional Information, which may be obtained without charge by contacting the Fund at (800) 992-8151.

Total Return

         Total Return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

                               GENERAL INFORMATION

Organization

         Each Fund is a separate, diversified, series of the Company, a Delaware business trust organized pursuant to a Trust Instrument dated September 10, 1993. The Company is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareowners. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are two classes of shares issued by each Fund: Class N shares which are offered by this Prospectus and Class I shares. Since these classes have different expenses, i.e., Class I shares do not pay a distribution plan fee, their performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that Class I shares of the Funds have no rights with respect to the Funds' distribution plan. All shares issued are fully paid and non-assessable, and shareowners have no preemptive or other right to subscribe to any additional shares and no conversion rights. Class I shares are available for purchase to shareowners who invest $5 million or more in each Fund and clients of certain investment advisors which have agreements with the Funds. Information about Class I shares is available by calling the Funds at (800) 992-8151.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions, and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareowners have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareowners, shares of each Fund or class will vote separately except when a vote of shareowners in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one class, in which case the shareowners of all such classes shall be entitled to vote thereon.

Shareowner Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareowners of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareowners of the Funds. In addition, subject to certain conditions, shareowners of the Funds may apply to the Company to communicate with other shareowners to request a shareowners' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareowners of the Funds will not be personally liable for the obligations of any Fund; a shareowner is entitled to the same limitation of personal liability extended to shareowners of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareowner nevertheless held personally liable for Company or Fund obligations.

Portfolio Transactions and Brokerage Commissions

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

         Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund. Any such transactions, however, will comply with Rule 17e-1 under the 1940 Act.


Shareowner Reports and Inquires

         Shareowners will receive Semi-Annual Reports showing portfolio investments and other information as of April 30 and Annual Reports audited by independent accountants as of October 31. Shareowners with inquiries should call the Company at (800) 992-8151 or write Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581.

                               INVESTMENT ADVISOR


                          Blairlogie Capital Management
                          4th Floor, 125 Princes Street
                           Edinburgh EH2 4AD, Scotland


                                  ADMINISTRATOR

                            The Chicago Trust Company
                             171 North Clark Street
                             Chicago, IL 60601-3294


                                    CUSTODIAN

                               [To be determined]


             For Additional Information about Alleghany Funds, call:
                                                  (800) 992-8151

                                   PROSPECTUS
                               (with application)



February 8, 1999


                   Alleghany/Blairlogie Emerging Markets Fund
                Alleghany/Blairlogie International Developed Fund


                                (Class I Shares)


                                 ALLEGHANY FUNDS


                Blairlogie Capital Management, Investment Advisor
                                 (800) 992-8151

                                 ALLEGHANY FUNDS

                             171 North Clark Street
                                Chicago, IL 60601
                                                  (800) 992-8151

                         For Institutional Shareholders

                                 Class I Shares

                       Website: http://alleghanyfunds.com

                                   PROSPECTUS

February 8, 1999


         ALLEGHANY FUNDS (the "Company") is a no-load, open-end management investment company which consists of twelve separate diversified investment series designed to offer investors a variety of investment opportunities. This Prospectus pertains only to the Class I shares of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (each a "Fund" and collectively, the "Funds"). Each Fund has distinct investment objectives and policies. Each Fund's Investment Advisor is Blairlogie Capital Management ("Blairlogie" or the "Investment Advisor").

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital with investments primarily in common stocks of companies located in emerging market countries.

         Alleghany/Blairlogie   International  Developed  Fund  seeks  long-term
growth of capital through investment primarily in a diversified portfolio of international equity securities.

         Shares of each Fund may be purchased or redeemed without any purchase or redemption charge imposed by the Company, although institutions may charge their customers for services provided in connection with their investments.

         Shares of the Funds are not deposits, obligations of, or endorsed by any bank, and are not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in a Fund involves investment risks, including the possible loss of principle.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the above Funds. Investors should read and retain this Prospectus for future reference. Additional information about the Funds is contained in the Statement of Additional Information dated February 8, 1999, as supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference into this Prospectus and is available upon request and without charge from the Company, at the addresses and telephone numbers below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Alleghany Funds:                                            Investment Advisor:
171 North Clark Street                            Blairlogie Capital Management
Chicago, IL  60601-3294                           4th Floor, 125 Princes Street
(800) 992-8151                                  Edinburgh EH2 4AD, Scotland
                                                              (800) 992-8151

                                TABLE OF CONTENTS

                                                                                                              Page

PROSPECTUS SUMMARY........................................................................................     5
EXPENSE INFORMATION.......................................................................................     6
INVESTMENT OBJECTIVES AND POLICIES........................................................................     8
         Alleghany/Blairlogie Emerging Markets Fund.......................................................     8
         Alleghany/Blairlogie International Developed Fund................................................     9
INVESTMENT STRATEGIES AND RISK CONSIDERATIONS.............................................................    10
MANAGEMENT OF THE FUNDS...................................................................................    19
PORTFOLIO MANAGEMENT METHODS..............................................................................    20
ADMINISTRATION OF THE FUNDS...............................................................................    20
PURCHASE OF SHARES........................................................................................    22
EXCHANGE OF SHARES........................................................................................    23
REDEMPTION OF SHARES......................................................................................    24
NET ASSET VALUE...........................................................................................    25
DIVIDENDS AND TAXES.......................................................................................   26
PERFORMANCE OF THE FUNDS..................................................................................    27
GENERAL INFORMATION.......................................................................................    27




         THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR A FUND TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               PROSPECTUS SUMMARY

The Funds

         The Company is an open-end, management investment company commonly known as a mutual fund. The Company was established as a Delaware business trust on September 10, 1993. The Company currently offers twelve separate series of shares. This Prospectus offers only Class I shares of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

Investment Definitions

         Equity   Securities--The   term  "equity  securities"  as  used  herein
typically refers to common stock or preferred stock, which represent a stockholder's equity or ownership of shares in a domestic or international company, including those of emerging market countries.

         Debt Securities--Examples of "debt securities" are bills, notes and bonds, each representing a promise by the issuer to re-pay a debt which is generally secured by the assets of such issuer. Also in this investment category are debentures, which are bonds or promissory notes that are backed by the general credit of the issuer, but not secured by specific assets of such issuer.

         Convertible Features--Equity or debt securities purchased by the Funds may have "convertible" features, whereby they can be exchanged for another class of securities, according to the terms of their respective issuers.

         Short-Term Instruments--"Short-term (or money market) instruments" are generally private or Government obligations with maturities of one year or less and may include (but are not limited to) certificates of deposit, bankers' acceptances, corporate commercial paper, and Government obligations.

         Derivative Investments--The term "derivatives" has been used to identify a range and variety of financial categories. In general, a derivative is commonly defined as a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset, such as a specific security or an index of securities. Derivatives, which may be used from time to time by the Funds and the investment risks associated with such instruments, are discussed in detail under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

Investment Objectives of the Funds

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital consistent with investments primarily in common stocks of companies located in emerging market countries.

         Alleghany/Blairlogie   International  Developed  Fund  seeks  long-term
growth of capital through investment primarily in a diversified portfolio of international equity securities.

How to Purchase Shares

         The minimum initial investment for Class I shares of Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund is $1 million. For purposes of this minimum, the accounts of a financial consultant's clients may be aggregated in determining whether the minimum has been met. In addition, aggregation may be applied to the accounts of immediate family members as well as to the related accounts of a corporation or other legal entity. The Funds may also waive the minimum initial investment for investors who have signed a letter of intent.

         Class I shares of each Fund do not impose any sales load, redemption or exchange fees or have a Distribution Plan pursuant to Rule 12b-1 ("12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). The public offering price is the net asset value per share next determined after receipt of a purchase order in proper form. The Funds offer two classes of shares; only Class I shares for institutional investors are offered by this Prospectus. See "PURCHASE OF SHARES and "GENERAL INFORMATION."

How to Redeem Shares

Shares of each Fund may be redeemed at the net asset value per share of Class I shares of the Fund next determined after receipt of a redemption request in proper form. Signature guarantees may be required. See "REDEMPTION OF SHARES."

Dividends

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareowners. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value, in additional full and fractional shares of the respective Fund unless and until the shareowner notifies the Transfer Agent in writing requesting payments in cash. Each Fund declares and pays dividends, if any, quarterly. See "DIVIDENDS AND TAXES."

Management of the Funds

         Blairlogie, 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, a registered investment advisor, is the Investment Advisor for each Fund. Blairlogie was founded in 1992. Gavin Dobson is the Chief Executive Officer and James Smith is the Chief Investment Officer. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom.

         As of November 23, 1998, Blairlogie managed over $890 million in assets primarily for institutional clients.

         First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Funds' Distributor. [To be determined] serves as the Custodian of the Funds' assets. The Chicago Trust Company ("Chicago Trust"), 171 North Clark Street, Chicago, Illinois 60601, serves as the Funds' Administrator. First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109, serves as the Funds' Sub-Administrator. First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Funds' Transfer Agent.

                               EXPENSE INFORMATION

Shareowner Transaction Expenses for Each Fund:
Maximum Sales Load Imposed on Purchases                                                          None
Maximum Sales Load Imposed on Reinvested Dividends                                               None
Maximum Deferred Sales Load                                                                      None
Redemption Fees                                                                                  None
Exchange Fees                                                                                    None

         If you want to redeem  shares by wire  transfer,  the  Funds'  Transfer
Agent charges a fee, currently $20.00, for each wire redemption. Institutions may independently charge fees for shareowner transactions or for advisory services; please see their materials for details.






Annual Fund Operating Expenses as a Percentage of Average Net Assets:

Alleghany/Blairlogie Emerging Markets Fund

Investment Advisory Fees (after voluntary fee waivers)..........................        0.52%
12b-1 Fees......................................................................        None
Other Expenses..................................................................        0.83%
                                                                                        -----
Net Expense Ratio (after voluntary fee waivers).................................        1.35%
                                                                                        =====

Alleghany/Blairlogie International Developed Fund

Investment Advisory Fees........................................................        0.85%
12b-1 Fees......................................................................        None
Other Expenses..................................................................        0.25%
                                                                                        -----
Net Expense Ratio ..............................................................        1.10%
                                                                                        =====

 .........The  purpose of this  table is to assist the  investor  in  understanding  the  various  expenses  that an investor in the Funds will bear directly or indirectly.

         (2)      The  above  table  reflects  an  estimate  of  the  Investment
                  Advisor's voluntary  undertakings to waive investment advisory fees exceeding the limits shown. Absent such fee waivers,  the investment advisory fees, other expenses,  and total operating
                  expenses,     respectively,     would    be    as     follows:
                  Alleghany/Blairlogie  Emerging Markets Fund 0.85%,  0.83%, and
                  1.68%.

         (2) Each Fund offers two classes of shares that invest in the same portfolio of securities. Shareowners of Class I are not subject to a 12b-1
Distribution Plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to the Class I shares. See "GENERAL INFORMATION."

EXAMPLE:

         Based on the level of expenses listed above, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return and redemption at the end of each time period.

Name of Fund                                   1 Year            3 Years
------------                                   ------            -------
Alleghany/Blairlogie                            $14                $42
Emerging Markets Fund

Alleghany/Blairlogie                            $11                $34
International Developed Fund

         The   foregoing   tables  are   designed  to  assist  the  investor  in
understanding the various costs and expenses that a shareowner will bear directly or indirectly. While the example assumes a 5% annual return, each Fund's actual performance will vary and may result in actual returns greater or less than 5%. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Performance Measures

         From time to time, the Funds may advertise performance measures as set forth under "PERFORMANCE OF THE FUNDS." Performance measures are based on historical earnings and are not intended to indicate future performance.


Portfolio Turnover

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive a favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in each Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus or the Statement of Additional Information, each Fund's investment policies are not fundamental and may be changed without shareowner approval. While a non-fundamental policy or restriction may be changed by the Trustees of the Company without shareowner approval, the Funds intend to notify shareowners before making any change in any such policy or restriction. Fundamental policies may not be changed without shareowner approval.

         The Funds strive to attain their investment objectives, but there can, of course, be no assurance that it will do so. Please refer to the policies and risk disclosures more fully described under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS." Additional investment policies and restrictions are described in the Statement of Additional Information.

ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND

         Alleghany/Blairlogie Emerging Markets Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in countries identified as emerging market countries. The Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EM Free Index") and the International Finance Corporation Investable Index ("IFCI Index") are used as the bases for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of these indexes. The Investment Advisor applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors), and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase as well as provides a sell discipline for fully valued securities. In selecting securities, the Investment Advisor considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

         For purposes of implementing its investment objective, the Fund invests primarily in some or all of the following emerging market countries (this list is not exclusive):


Argentina                     Hungary                       Peru                         Taiwan
Brazil                        India                         Philippines                  Thailand
Chile                         Indonesia                     Poland                       Turkey
China                         Israel                        Romania                      Venezuela
Colombia                      Jordan                        Russia                       Zimbabwe
Czech Republic                Malaysia                      South Africa
Greece                        Mexico                        South Korea
Hong Kong                     Pakistan                      Sri Lanka

         For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

         Most of the foreign securities in which the Fund invests will be denominated in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI EM Free Index or the IFCI Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Investment Strategies and Risk Considerations--Derivative Instruments--Futures Contracts and Related Options." The Fund may also engage in equity index swap transactions.

         Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Investment Strategies and Risk Considerations--Foreign Securities."

ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

         Alleghany/Blairlogie International Developed Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of international equity securities. The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE Index") is used as a basis for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of the MSCI EAFE Index. Under normal market conditions, the Fund will not invest in Emerging Markets. The Investment Advisor applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors) and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase and also provides a sell discipline for fully valued securities. In selecting securities, the Investment Advisor considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

         For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

         Most of the international equity securities in which the Fund invests will be traded in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI EAFE Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Investment Strategies and Risk Considerations--Derivative Instruments--Futures Contracts and Options." The Fund may also engage in equity index swap transactions.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Investment Strategies and Risk Considerations--Foreign Securities."

General

         Each Fund will invest primarily (normally at least 65% of its assets) in common stock. Each Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, high quality debt securities (whose maturity or remaining maturity will not exceed five years), money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the Funds to be as fully invested in common stocks as practicable at all times. This policy precludes the Funds from investing in debt securities as a defensive investment posture (although the Funds may invest in such securities to provide for payment of expenses and to meet redemption requests). Accordingly, investors in the Funds bear the risk of general declines in stock prices and the risk that a Fund's exposure to such declines cannot be lessened by investment in debt securities. The Funds may also invest in convertible securities, preferred stock, and warrants, subject to certain limitations.

         Each Fund may temporarily not be invested primarily in equity securities immediately following the commencement of operations or after receipt of significant new monies. While attempting to identify suitable investments, the Funds may hold assets in cash, short-term U.S. Government securities, and other money market instruments. Each Fund may temporarily not contain the number of securities in which the Fund normally invests if the Fund does not have sufficient assets to be fully invested, or pending the Investment Advisor's ability to prudently invest new monies.

         Each Fund may also lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; and enter into forward commitments to purchase securities. Each Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Each Fund may invest a portion of its assets in debt securities and money market obligations issued by U.S. and foreign issuers that are either U.S. dollar-denominated or denominated in foreign currency. For more information on these and other investment practices, see "Investment Strategies and Risk Consideration" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

                  INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

In General

         Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that each Fund's investment objective will be attained. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage represented by such investment which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Money Market Securities

         Each Fund may invest in money market securities, including bank obligations and commercial paper. Bank obligations may include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Advisor believes that the credit risk with respect to the investment is minimal.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

Borrowing

         Each Fund may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. Each Fund may not mortgage, pledge, or hypothecate any assets, except that each Fund may mortgage, pledge, or hypothecate its assets in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund will not borrow money in excess of 25% of the value of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Illiquid Securities

         Each Fund may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act").

Repurchase Agreements

         Each Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash or liquid securities having a value at least equal to the resale price. Reverse repurchase agreements are considered to be borrowings by the Fund, and as such are subject to the investment limitations discussed above under the sub-section titled "Borrowing."

Rule 144A Securities

         Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Advisor under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

         Each Fund may seek additional income from time to time by lending its respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements. Loans of portfolio securities by a Fund will be collateralized by cash held in non-interest bearing demand accounts, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which will be maintained at all times in an amount equal to the current market value of the loaned securities. Each Fund will not make such loans in excess of 25% of the value of its total assets. The major risk to which the Funds would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review by the Investment Advisor, subject to overall supervision by the Board of Trustees, including a review of the creditworthiness of the borrowing broker-dealer or other institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Investment Advisor.

Securities of Other Investment Companies

         Each Fund may invest in securities issued by other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareowner of another investment company, each Fund would bear, along with other shareowners, its pro rata portion of such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Short-Term Trading

         Each Fund may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

Foreign Securities

         Each Fund may invest directly in foreign equity securities; U.S. dollar or foreign currency-denominated foreign corporate debt securities; foreign preferred securities; certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks; obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities represented by ADRs, EDRs, or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also trade in public or private markets in other countries.

         Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. The securities markets, values of securities, yields, and risks associated with securities markets may change independently of each other. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         Alleghany/Blairlogie Emerging Markets Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investment.

         Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgement in a court outside the United States; and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

         Special Risks of Investing in Russian and Other Eastern European Securities. The Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When the Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars. Please refer to "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information for a more complete description of these and other risks associated with investments in securities of Russian and other Eastern European issuers.

Foreign Currency Transactions

         Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

         The Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. The Funds also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's Investment Advisor. The Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees in a segregated account to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Derivative Investments

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund may engage in such practices for hedging purposes, or to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. Each Fund will not engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Advisor to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Advisor will generally not exceed 20% of total assets for each Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which the Funds are permitted to invest that are considered by the Investment Advisor to be derivative in nature.

1.       Options:

         Each Fund may engage in options, including those described below.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Advisor is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Each Fund may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

         Over-the-counter options in which the Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

2.       Forward Commitments, When-Issued Securities, and Delayed-Delivery
Transactions:

         Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Advisor deems it appropriate to do so. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

3.       Futures Contracts and Related Options:

         Each Fund may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is [5%] or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareowners and will be taxable to shareowners as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

         Each Fund may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC").

         Each Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. These Funds may invest in Index Futures and related options when the Investment Advisor believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund.

         A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments.

         Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. Also, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

         The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on a automated quotation system. Each Fund will use futures contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC, or, with respect to positions in futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

4.       Equity Index Swaps:

         Each Fund may enter into equity index swap agreements for purposes of gaining exposure to the stocks making up an index of securities without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

General Risk Factors

1.       Options, Futures, and Forward Contracts:

         Each Fund may engage in such investment practices. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Investment Advisor's inability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion, see "INVESTMENT POLICIES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

2.       Fixed Income Investing:

         Each Fund may engage in limited fixed income investment practices. There are two principal types of risks associated with investing in debt securities: (1) market (or interest rate) risk and (2) credit risk.

         Market risk relates to the change in market value caused by fluctuations in prevailing rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates.

         In an effort to obtain maximum income consistent with its investment objective, each Fund may, at times, change the average maturity of its investment portfolio, consistent with a three- to ten-year weighted average maturity range, by investing a larger portion of its assets in relatively longer-term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter- and intermediate-term maturities when a rise in interest rates is indicated.

         Credit risk refers to the possibility that a bond issuer will fail to make timely payments of interest or principal. The ability of an issuer to make such payments could be affected by general economic conditions, litigation, legislation or other events including the bankruptcy of the issuer. For a further discussion, see "INVESTMENT POLICIES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUNDS

The Board of Trustees

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. The Statement of Additional Information contains the name of each Trustee and background information regarding the Trustees.

Blairlogie Capital Management

         The Investment Advisor for the Funds is Blairlogie, located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom. Blairlogie Capital
Management Ltd. (now known as Blairlogie Capital Management) commenced operations in 1992. Blairlogie became an indirect wholly-owned subsidiary of the Alleghany Corporation on __________, 1999. Alleghany Corporation is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals and is located at Park Avenue Plaza, New York, New York 10055.

         Pursuant to an Investment Advisory Agreement with the Company, Blairlogie provides an investment program for each Fund in accordance with their respective investment policies, limitations and restrictions, and Chicago Trust furnishes executive, administrative and clerical services required for the transaction of each Fund's business.

         For providing investment advisory services, each Fund has agreed to pay a monthly fee at the following rates based on each Fund's average daily net assets. Effective on the date of this Prospectus, Alleghany/Blairlogie Emerging Markets Fund's fee is 0.85% and Alleghany/Blairlogie International Developed Fund's fee is 0.85%.

         Blairlogie has voluntarily undertaken to reduce its advisory fee for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund for operating expenses (as defined previously) in excess of 1.35% and 1.10%, respectively. Such waivers may be terminated at the discretion of Blairlogie.

                          PORTFOLIO MANAGEMENT METHODS

Investment Management Team

         James Smith is primarily responsible for the day-to-day management of each Fund. Mr. Smith is a Managing Director and the Chief Investment Officer of Blairlogie and is responsible for managing an investment team of country analysts who, in turn, specialize in selection of stocks within Europe, Asia, and the Americas, and in currency and derivatives. He previously served as a Senior Portfolio Manager at Murray Johnstone in Glasgow, Scotland, responsible for international investment management for North American clients, and at Schroder Investment Management in London. Mr. Smith received his bachelor's degree in Economics from London University and his MBA from Edinburgh University. He is an Associate of the Institute of Investment Management and Research.

Blairlogie Capital Management

         Blairlogie's philosophy has always been that the international markets, whether developed or emerging, can be analyzed from a base of measurable, numerical data. They have developed a country model which covers a broad- based collection of current and historical data. Their quantitative analysis is enhanced with significant qualitative assessments to evaluate things a model cannot review. Blairlogie continuously strives for the optimum combination of quantitative and judgmental inputs but believe that objective, measurable facts must always be the starting point for making sound investment decisions. Their specific investment style is based upon an underlying objective of producing premium returns above the benchmark consistently in any market environment while consciously controlling risk and limiting volatility. The major components of Blairlogie's investment style are summarized below:

         top-down country allocation followed by bottom-up stock selection;

active management with a focus on consistent value-added broad diversification in international markets portfolios by country and stock;

         performance   objective   designed  to   consistently   outperform  our
        benchmark, which through time should facilitate investment success over competitors; and

advanced technology used to enhance portfolio management and maintain efficient administration

                           ADMINISTRATION OF THE FUNDS

The Administrator and Sub-Administrator

         Chicago Trust (the "Administrator") acts as the Company's Administrator pursuant to an Administration Agreement with the Company. For services provided as Administrator, Chicago Trust receives a fee at the annual rate of: 0.060% of the first $2 billion of the Company's average daily net assets; 0.045% of the Company's average daily net assets between $2 billion and $3.5 billion and 0.040% of the Company's average daily net assets in excess of $3.5 billion. Chicago Trust also receives a custody liaison fee equal to an annual fee per Fund of $10,000 for average daily net assets up to $100 million, $15,000 for average daily net assets between $100 million and $500 million, and $20,000 per Fund for average daily net assets in excess of $500 million.

         Pursuant to a Sub-Administration Agreement with the Administrator, First Data Investor Services Group, Inc. (the "Sub-Administrator"), 53 State Street, Boston, Massachusetts 02109, acts as Sub-Administrator and receives a fee from the Administrator equal to that received by the Administrator, as set out above. The Sub-Administrator also receives a custody liaison fee from Chicago Trust equal to that received by the Administrator as set out above.

         The  services  provided to the Funds under  these  Agreements  include:
coordinating and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareowners, registration statements and other documents; and responding to shareowner inquiries.

         The Sub-Administrator also performs certain accounting and pricing services for the Funds, including the daily calculation of the Funds' respective net asset values.

The Transfer Agent

         First Data Investor Services Group, Inc. (the "Transfer Agent"), 4400 Computer Drive, Westborough, Massachusetts 01581, performs the following duties in its capacity as Transfer Agent to each Fund: maintains the records of shareowner's accounts; answers shareowner inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other shareowner service functions. Shareowner inquiries should be addressed to the Transfer Agent at (800) 992-8151.

The Distributor

First  Data  Distributors,  Inc.  (the  "Distributor"),   4400  Computer  Drive,
Westborough, Massachusetts 01581, is the principal underwriter and distributor of the Funds pursuant to a distribution agreement with the Funds.

The Custodian

[To be determined], is Custodian for the cash and securities of each Fund.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund thereof on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

         Class-specific expenses which may differ among classes, or which are determined by the Trustees to be class-specific, will be borne solely by shareowners of the relevant class. These expenses may include but are not limited to: certain distribution fee payments; printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                               PURCHASE OF SHARES

In General

         Shares of each Fund may be purchased directly from the Fund at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $1 million; there is no minimum subsequent investment. For purposes of the investment minimum the balances of each Fund's accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum initial investment is waived for Trustees of the Trust and employees of the Investment Advisor and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of each Fund. Each Fund also reserves the right to change the initial and subsequent investment minimums.

         Purchase orders for shares of a Fund which are received by the Transfer Agent or an authorized broker or its designee in proper form, including money order, check or bank draft, by the regular closing of the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) will be priced at such Fund's net asset value determined that day. If you invest by check or non-federal funds wire, allow one business day after receipt for conversion into federal funds. Checks must be made payable to the Fund or to "Alleghany Funds." If you wire money in the form of federal funds, your money will be invested at the share price next determined after receipt of the wire. Orders for shares received in proper form after 4:00 p.m. will be priced at the net asset value determined on the next day that the NYSE is open for trading.

         Each Fund offers two classes of shares. Only the Class I shares for each Fund are offered under this Prospectus.

         Each Fund may accept telephone orders from broker-dealers or service organizations or their authorized designee which have been previously approved by a Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for same to the Company. Shares of each Fund may be purchased through broker-dealers, banks and bank trust departments which may charge the investor a transaction fee or other fee for their services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Company.

         Purchases may be made in one of the following ways:

Initial Purchases by Mail

         Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to "Alleghany/Blairlogie Emerging Markets Fund-Class I Shares" or "Alleghany/Blairlogie International Developed Fund-Class I Shares", as applicable, c/o First Data Investor Services Group Inc., P.O. Box 5164, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than the Fund and are endorsed over to the Fund.

Initial Purchases by Wire

         An investor desiring to purchase shares of any Fund by wire should call the Transfer Agent first at (800) 992-8151 and request an account number and furnish the Fund with your tax identification number. Following such notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           BOSTON SAFE DEPOSIT & TRUST
                                ABA # 01-10-01234
                              FOR: Alleghany Funds
                                   A/C 140414
                                FBO "FUND NUMBER"
                           "SHAREOWNER ACCOUNT NUMBER"

         A completed application with original signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee.

Subsequent Investments

         Once an account has been opened, subsequent purchases may be made by mail, bank wire, or by telephone. When making additional investments by mail, simply return the investment slip from a previous confirmation or statement with your investment in the envelope provided. Your check must be made payable to "Alleghany/Blairlogie Emerging Markets Fund-Class I Shares" or
"Alleghany/Blairlogie International Developed Fund-Class I Shares", as applicable, and mailed to the Alleghany Funds, P.O. Box 5163, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the subsequent purchase of shares.

         All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. In order to help ensure the receipt of good funds, the Trust reserves the right to delay sending your redemption proceeds up to 15 days if you purchased shares by check. A charge ($20 minimum) will be imposed if any check used for the purchase of shares is returned. The Funds and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.

                               EXCHANGE OF SHARES

In General

Shares of any of the Funds within the Company may be exchanged for shares of the same class of any of the other Funds within the Company. The Company currently offers Class I shares of the following Funds: Montag & Caldwell Growth Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund.

         The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously elected the telephone authorization privilege on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares of any Fund through an exchange transaction is accepted at the net asset value next determined. You should keep in mind that for tax purposes, an exchange is treated as a redemption and a new purchase, each at net asset value of the appropriate Fund. The Funds and the Transfer Agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on prior written notice to shareholders.

         Exchanges may be made only for shares of a Fund then offering its shares for sale in your state of residence and are subject to the minimum initial investment requirement. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading.

                              REDEMPTION OF SHARES

In General

         Shares of each Fund may be redeemed without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent or an authorized broker or its designee of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. However, your redemption proceeds may be delayed up to 15 days if you purchased the shares to be redeemed by check until such check has cleared. Payment may also be made by wire directly to any bank previously designated by the shareowner in a shareowner account application. A shareowner will be charged $20 for redemptions by wire. Also, please note that the shareowner's bank may impose a fee for this wire service.

         Except as noted below, redemption requests received in proper form by the Transfer Agent or an authorized broker or its designee prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

         Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined. No redemption will be processed until the Transfer Agent has received a completed application with respect to the account.

         The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of a Fund selling assets under disadvantageous conditions or to the detriment of the remaining shareowners of the Fund. Pursuant to the Company's Trust Instrument, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Company may elect pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund, during any ninety-day period for any one shareowner. Payments in excess of this limit by a Fund will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of any such Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a shareowner may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

         Shares may be redeemed in one of the following ways:

Redemptions by Mail

         Shareowners may submit a written request for redemption to: Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581. The request must be in good order which means that it must: (i) identify the shareowner's account name and account number; (ii) state the fund name; (iii) state the number of shares to be redeemed; and (iv) be signed by each registered owner exactly as the shares are registered.

         To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees; notary public endorsements will not be accepted. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians, and retirement plans.

         A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 992-8151.

Redemptions by Telephone

         Shareowners  who  have  so  indicated  on  the  application,   or  have
subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 992-8151.

         In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Redemptions by Mail" above. Such requests must be signed by the shareowner, with signatures guaranteed (see "Redemptions by Mail" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

         The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Funds. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including requesting a shareowner to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered.

         Shares of the Funds may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed from the Company.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Company's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Company or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisor and approved in good faith by the Board of Trustees.

                               DIVIDENDS AND TAXES

Dividends

         Dividends, if any, from net investment income will be declared and paid quarterly by each Fund. Aggregate net profits, if any, realized from the sale of portfolio securities, if any, are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed.

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareowner's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

         Dividends paid by each Fund with respect to Class N shares are calculated in the same manner and at the same time as Class I shares. Both Class N and Class I shares of each Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses as discussed in "Expenses" under "ADMINISTRATION OF THE FUNDS."

Taxes

         Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("the Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code. Each Fund is treated as a separate corporate entity for Federal tax purposes. Distributions of any net investment income and of any net realized short-term capital gains are taxable to shareowners as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareowners as long-term capital gain regardless of how long a shareowner may have held shares of a Fund. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareowner reinvests the distributions or elects to receive them in cash. A distribution will be treated as paid on December 31 of the current calendar year if it is declared in October, November or December with a record date in such a month and paid during January of the following calendar year. Such distributions will be taxable to shareowners in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Shareowners will be advised annually of the source and tax status of all distributions for Federal income tax purposes. Dividends and distributions may be subject to state and local income taxes. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

         Redemptions of Fund shares, and the exchange of shares between Funds of the Company, are taxable events and, accordingly, shareowners may realize capital gains or losses on these transactions.

         Shareowners may be subject to back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if, to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

                            PERFORMANCE OF THE FUNDS

In General

         Performance, whether it be "total return" or "average annual total return" of a Fund, may be advertised to present or prospective shareowners. The figures are based on historical performance and should not be considered representative of future results. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information for a Fund may be compared to various unmanaged indices such as the MSCI EAFE, MSCI EM Free Index and IFCI Index, and to the performance of other mutual funds tracked by mutual fund rating services. Further information about the performance of the Funds is included in the Statement of Additional Information, which may be obtained without charge by contacting the Fund at (800) 992-8151.

Total Return

         Total Return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

                               GENERAL INFORMATION

Organization

         Each Fund is a separate, diversified, series of the Company, a Delaware business trust organized pursuant to a Trust Instrument dated September 10, 1993. The Company is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareowners. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that Class I shares of the Funds have no rights with respect to the Funds' distribution plan. All shares issued are fully paid and non-assessable, and shareowners have no preemptive or other right to subscribe to any additional shares and no conversion rights. Currently, there is only one class of shares issued by the Company, except for Montag & Caldwell Growth Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund which each offer two classes of shares: Class I shares and Class N shares. Class N shares are offered to retail investors. Information about Class N shares is available by calling the Funds at (800) 992-8151.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions, and liquidations except that Class I shares have no voting rights with respect to the distribution plan. Shareowners do not have cumulative voting rights. On any matter submitted to a vote of shareowners, shares of a Fund or class will vote separately except when a vote of shareowners in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of the Fund, in which case the shareowners of the Fund shall be entitled to vote thereon. The business and affairs of each Fund are managed under the direction of the Board of Trustees. See "PRINCIPAL HOLDERS OF SECURITIES" in the Statement of Additional Information.

Shareowner Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareowners of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareowners of the Funds. In addition, subject to certain conditions, shareowners of the Funds may apply to the Company to communicate with other shareowners to request a shareowners' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareowners of the Funds will not be personally liable for the obligations of any Fund; a shareowner is entitled to the same limitation of personal liability extended to shareowners of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareowner nevertheless held personally liable for Company or Fund obligations.

Portfolio Transactions and Brokerage Commissions

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

         Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund. Any such transactions, however, will comply with Rule 17e-1 under the 1940 Act.

Shareowner Reports and Inquiries

         Shareowners will receive Semi-Annual Reports showing portfolio investments and other information as of [April 30] and Annual Reports audited by independent accountants as of [October 31.] Shareowners with inquiries should call the Company at (800) 992-8151 or write to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581.

                               INVESTMENT ADVISOR


                          Blairlogie Capital Management
                          4th Floor, 125 Princes Street
                           Edinburgh EH2 4AD, Scotland


                                  ADMINISTRATOR


                            The Chicago Trust Company
                             171 North Clark Street
                             Chicago, IL 60601-3294


                                    CUSTODIAN


                               [To be determined]



             For Additional Information about Alleghany Funds, call:
                                                  (800) 992-8151

                                 ALLEGHANY FUNDS

                   Alleghany/Blairlogie Emerging Markets Fund
                Alleghany/Blairlogie International Developed Fund


                       STATEMENT OF ADDITIONAL INFORMATION

                                February 8, 1999

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in two investment portfolios of Alleghany Funds (the "Company"): Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund. Each Fund offers Class N shares for retail investors and Class I shares for institutional investors.

         This Statement of Additional Information is not a Prospectus, and should be read only in conjunction with the Class I Shares Prospectus for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund dated February 8, 1999 or the Class N Shares Prospectus for Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund dated February 8, 1999 (the "Prospectus"). No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge from the Company at the address and telephone number below.

Alleghany Funds:                              Investment Advisor to the Funds:

171 North Clark Street                      BLAIRLOGIE CAPITAL MANAGEMENT
Chicago, IL  60601                       4th Floor, 125 Princes Street
(800) 992-8151                         Edinburgh EH2 4AD, Scotland
                                              (800) 992-8151


         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                      Page

THE FUNDS.................................................................................................     3
INVESTMENT POLICIES AND RISK CONSIDERATIONS...............................................................     3
INVESTMENT RESTRICTIONS...................................................................................    17
TRUSTEES AND OFFICERS.....................................................................................    18
INVESTMENT ADVISORY AND OTHER SERVICES....................................................................    20
     Investment Advisory Agreements.......................................................................    20
     The Administrator and Sub-Administrator..............................................................    20
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..........................................................    21
TAXES.....................................................................................................    22
PERFORMANCE INFORMATION...................................................................................    25
OTHER INFORMATION.........................................................................................    26



                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601, is a no-load, open-end management investment company which currently offers twelve series of shares of beneficial interest representing separate portfolios of investments: Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund. This Statement of Additional Information pertains only to Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (collectively referred to as "Funds" or individually as a "Fund").

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, each Fund may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareowners.

         As discussed in the Prospectus, certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Investment Advisor, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations; Certificates of Deposit ("CDs"); Eurodollar Certificates of Deposit ("Euro CDs"); Yankee Certificates of Deposit ("Yankee CDs"); foreign bankers' acceptances; foreign commercial paper; letter of credit-backed commercial paper; time deposits; loan participations ("LPs"); variable- and floating-rate instruments; and master demand notes.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

Foreign Securities

         Each Fund may invest in U.S. Dollar or foreign currency-denominated corporate debt securities of foreign issuers; preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Each Fund may invest in American Depositary Receipts ("ADRs"). Each Fund may also invest in common stock issued by foreign companies or in securities represented by European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the for of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. Investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

         The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

Special Risks of Investing in Russian and Other Eastern European Securities

         Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in
Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property in European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that is interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Advisor. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.


Foreign Currencies

         Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, each Fund may but and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Advisor. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

Loans of Portfolio Securities and Related Risks

         Each Fund may lend portfolio securities to broker-dealers and financial institutions provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will consist of U.S. Government securities, cash equivalents, or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Investment Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Loan Participations ("LPs")

         Each Fund may engage in LPs. LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Advisor, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         Each Fund may purchase foreign bankers' acceptances. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         Each Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investors Service, Inc; Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc.) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit ("Euro CDs")

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit ("Yankee CDs")

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisor. The Investment Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

Reverse Repurchase Agreements

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and market-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Securities of Other Investment Companies

         Each Fund intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole. Each Fund will also limit investments in securities of other investment companies as described in the Prospectus under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" and in this Statement of Additional Information under "INVESTMENT RESTRICTIONS."

Options and Related Risks

         Each Fund may buy put and call options and write covered call and secured put options. These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options -- Each Fund may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing -- Each Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Advisor determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options -- Each Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Foreign Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

         Writing Put Options -- Each Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures Contracts and Related Risks

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. The Funds may use interest rate, foreign currency or index futures contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         Each Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Company's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Forward Commitments, When-Issued Securities, and Delayed Delivery Transactions and Related Risks

         Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         Swap Agreements. Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of crreditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The Swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Asset-Backed Securities and Related Risks

         Each Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's

Mortgage-Backed  Securities  and Mortgage  Pass-Through  Securities  and Related
Risks

         Each Fund may also invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment Conduits ("REMICs"), Multi-Class Pass-Throughs, and Related Risks

         Each Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs, and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. The Funds will not invest in subordinated privately issued CMOs.

         Resets -- The interest rates paid on the ARMs and CMOs in which the Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors -- The underlying mortgages which collateralize the ARMs and CMOs in which the Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage Securities and Related Risks

         Each Fund may also invest in stripped mortgage securities. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories--"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Advisor, subject to the supervision of the Board of Trustees. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

Other Mortgage-Backed Securities

         Each Fund may invest in other mortgage-backed securities. The Investment Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

General Risks of Mortgage Securities

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareowners will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Other Investments

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES AND POLICIES" and INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

                              TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                                       POSITION                       PRINCIPAL OCCUPATIONS
NAME                              AGE                WITH COMPANY                      FOR PAST FIVE YEARS

Stuart D. Bilton*                  52         Chairman, Board of Trustees    Mr. Bilton is Executive Vice President
171 North Clark Street                         (Chief Executive Officer)     of Chicago Title and Trust Company and
Chicago, IL  60601                                                           President and Chief Executive Officer
                                                                             of
                                                                             The
                                                                             Chicago
                                                                             Trust
                                                                             Company,
                                                                             where
                                                                             he
                                                                             is
                                                                             responsible
                                                                             for
                                                                             the
                                                                             Financial
                                                                             Services
                                                                             Group.
                                                                             Mr.
                                                                             Bilton
                                                                             has
                                                                             held
                                                                             a
                                                                             variety
                                                                             of
                                                                             positions
                                                                             within
                                                                             Chicago
                                                                             Title
                                                                             and
                                                                             Trust
                                                                             Company
                                                                             including:
                                                                             Chief
                                                                             Economist;
                                                                             Senior
                                                                             Vice
                                                                             President--Corporate
                                                                             Marketing
                                                                             and
                                                                             Strategic
                                                                             Planning;
                                                                             Vice
                                                                             President--Lincoln
                                                                             National
                                                                             Life;
                                                                             and
                                                                             Manager
                                                                             of
                                                                             Eastern
                                                                             Region
                                                                             Reinsurance
                                                                             Operations.
                                                                             Mr.
                                                                             Bilton
                                                                             was
                                                                             educated
                                                                             at
                                                                             the
                                                                             London
                                                                             School
                                                                             of
                                                                             Economics
                                                                             and
                                                                             at
                                                                             the
                                                                             University
                                                                             of
                                                                             Wisconsin.
                                                                             He
                                                                             is
                                                                             a
                                                                             Chartered
                                                                             Financial
                                                                             Analyst,
                                                                             a
                                                                             Director
                                                                             of
                                                                             Montag
                                                                             &
                                                                             Caldwell,
                                                                             Inc.,
                                                                             and
                                                                             a
                                                                             Director
                                                                             of
                                                                             Baldwin
                                                                             &
                                                                             Lyons,
                                                                             Inc.,
                                                                             an
                                                                             Indianapolis-based
                                                                             insurance
                                                                             company,
                                                                             and
                                                                             of
                                                                             the
                                                                             Boys
                                                                             and
                                                                             Girls
                                                                             Clubs
                                                                             of
                                                                             Chicago.

Dorothea C. Gilliam*               45                   Trustee              Ms. Gilliam is Vice President of
171 North Clark Street                                                       Investments of  the Alleghany
Chicago, IL  60601                                                           Corporation, the parent company of
                                                                             Chicago Title and Trust Company.
                                                                             Previously, she was an Assistant Vice
                                                                             President of Chicago Title and Trust
                                                                             Company.









                                                       POSITION                       PRINCIPAL OCCUPATIONS
NAME                              AGE                WITH COMPANY                      FOR PAST FIVE YEARS

Leonard F. Amari                   55                   Trustee              Mr. Amari is a Partner at the law
734 North Wells Street                                                       offices of Amari & Locallo, a practice
Chicago, IL  60610                                                           confined exclusively to the real
                                                                             estate tax assessment process.

Gregory T. Mutz                    52                   Trustee              Mr. Mutz is the Chairman of the Board
125 South Wacker Drive                                                       for both the Amli Realty and Amli
Suite 3100                                                                   Residential Properties Inc.  As
Chicago, IL  60606                                                           Chairman, he is responsible for the

                                                                             operation
                                                                             of
                                                                             the
                                                                             two
                                                                             real
                                                                             estate
                                                                             companies
                                                                             whose
                                                                             principal
                                                                             businesses
                                                                             are
                                                                             multi-family
                                                                             apartments,
                                                                             land,
                                                                             and
                                                                             business,
                                                                             office
                                                                             and
                                                                             industrial
                                                                             parks.

Nathan Shapiro                     61                   Trustee              Mr. Shapiro is the President of SF
1700 Ridge                                                                   Investments, Inc., a broker/dealer and
Highland Park, IL  60035                                                     investment banking firm.  Previously,
                                                                             he
                                                                             was
                                                                             President
                                                                             of
                                                                             SLD
                                                                             Corporation,
                                                                             a
                                                                             consulting
                                                                             firm,
                                                                             and
                                                                             Senior
                                                                             Vice
                                                                             President
                                                                             of
                                                                             Pekin,
                                                                             Singer
                                                                             and
                                                                             Shapiro,
                                                                             an
                                                                             investment
                                                                             advisory
                                                                             firm.
                                                                             He
                                                                             is
                                                                             a
                                                                             Director
                                                                             of
                                                                             Baldwin
                                                                             &
                                                                             Lyons,
                                                                             Inc.

Kenneth C. Anderson                33                  President             Mr. Anderson is a Senior Vice
171 North Clark Street                         (Chief Operating Officer)     President of The Chicago Trust Company
Chicago, IL  60601                                                           and has been an officer since 1993.
                                                                             He
                                                                             is
                                                                             responsible
                                                                             for
                                                                             the
                                                                             mutual
                                                                             fund
                                                                             operations
                                                                             and
                                                                             marketing.
                                                                             Mr.
                                                                             Anderson
                                                                             is
                                                                             a
                                                                             Certified
                                                                             Public
                                                                             Accountant.

Gerald F. Dillenburg               31       Vice President, Secretary, and   Mr. Dillenburg is a Vice President of
171 North Clark Street                      Treasurer (Chief Financial       The Chicago Trust Company and has been
Chicago, IL  60601                          Officer and Compliance Officer)  the

                                                                             operations
                                                                             manager
                                                                             and
                                                                             compliance
                                                                             officer
                                                                             of
                                                                             the
                                                                             mutual
                                                                             funds
                                                                             since
                                                                             1996.
                                                                             Previously,
                                                                             he
                                                                             was
                                                                             an
                                                                             audit
                                                                             manager
                                                                             with
                                                                             KPMG
                                                                             Peat
                                                                             Marwick
                                                                             LLP,
                                                                             specializing
                                                                             in
                                                                             investment
                                                                             services,
                                                                             including
                                                                             mutual
                                                                             and
                                                                             trust
                                                                             funds,
                                                                             broker/dealers
                                                                             and
                                                                             investment
                                                                             advisors.
                                                                             Mr.
                                                                             Dillenburg
                                                                             is
                                                                             a
                                                                             Certified
                                                                             Public
                                                                             Accountant.

*        These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. Prior to January 1, 1997, such Trustees received $1,500 for each Board Meeting attended, and an annual retainer of $1,500. Effective January 1, 1998, such Trustees now receive $2,000 for each Board Meeting attended, and an annual retainer of $2,000. No officer or employee of Chicago Title and Trust Company or The Chicago Trust Company ("Chicago Trust") or their affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The Officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Advisor of each Fund, and the fees received by it for such services, are described in the Prospectus. The Investment Advisor of each Fund may from time to time voluntarily waive a portion of its advisory fees with respect to such Fund and/or reimburse a portion of the Fund's expenses.

         Under the Investment Advisory Agreements, the Investment Advisor of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Advisor. An Investment Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareowners' meetings; (12) expenses of preparation and distribution to existing shareowners of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

The Investment Advisor for the Funds is Blairlogie Capital Management ("Blairlogie"), located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organisation in the United Kingdom. Blairlogie Capital Management Ltd. (now known as Blairlogie Capital Management) commenced operations in 1992. Blairlogie became an indirect wholly-owned subsidiary of the Alleghany Corporation on __________, 1999. Alleghany Corporation is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals and is located at Park Avenue Plaza, New York, New York 10055.

         Blairlogie managed approximately $890 million in assets at November 23, 1998, primarily for institutional clients.

The Administrator and Sub-Administrator

         As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. First Data Investor Services Group, Inc. ("Investor Services Group"), 53 State Street, Boston, Massachusetts 02109, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareowners of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company.

First Data Distributors, Inc. is principal underwriter and distributor of the Funds' shares.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. The terms of such Plan are more fully described in the Prospectus under "DISTRIBUTION PLAN."
                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. The Investment Advisor, in placing trades for a Fund, will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts, and options.

         The Investment Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisor in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

                                      TAXES

         Each Fund intends to continue to qualify each year as a regulated investment company under the Code.

         [In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent such Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareowners in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareowners of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareowners will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareowners as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareowners as 28% rate gains or 20% rate gains, without regard to how long a shareowner has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareowner with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

         The Funds will notify shareowners each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains, and the portion of its dividends which qualify for the 70% deduction.


Passive Foreign Investment Companies

         Each Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.


Foreign Currency Transactions

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


Foreign Taxation

         Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Advisor intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Company. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).]

                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareowners. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareowner reports or other communications to shareowners.

Total Return Calculations

         Each Fund computes its average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return =       ERV = P (1+T)(n)

Where:                     ERV      =       ending  redeemable  value  at  the  end of the  period  covered  by the computation of a hypothetical $1,000 payment made at the beginning of the period
                                    P       =        hypothetical initial payment of $1,000
                           n        =       period covered by the computation, expressed in terms of years
                           T        =       average annual total return

         The Funds compute their aggregate total returns over a specified period by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     [ERV - 1]

                                         P

Where:                     ERV      =       ending  redeemable  value  at  the  end of the  period  covered  by the computation of a hypothetical $1,000 payment made at the beginning of the period
                                    P       =        hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareowners must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareowners should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Custodian

         [To be determined], serves as Custodian of the Company's assets pursuant to a Custodian Agreement. Under such Agreement, [ ]: (i) maintains a separate account or accounts in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Reports to Shareowners

         Shareowners will receive unaudited semi-annual reports describing each Fund's investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding the Funds may be directed to the Investment Advisor or the Administrator at (800) 992-8151.

         KPMG Peat Marwick LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent public accountant and auditor.

                           PART C - OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:

(a)      Financial Statements

         Included in Part A:

                  Not Applicable



         Included in Part B:

                  Not Applicable


(b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):


(1) Trust Instrument dated September 10, 1993--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(2) Copies of existing  By-Laws--Incorporated herein by reference to Exhibit No.
(2) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(3) Copies of any voting trust agreement--Not Applicable.

(4)  Copies  of  all   instruments   defining  the  rights  of  holders  of  the
securities--Not Applicable.

(5) Copies of all investment advisory contracts:

     (a) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund, and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995--Incorporated herein by reference to Exhibit No.
         (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



         Form of Investment Advisory Agreement for Alleghany/Chicago Trust SmallCap Value Fund with Chicago Title and Trust Company, dated _________________, 1998--Incorporated herein by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

Form of Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated __________________, 1998-- Incorporated herein by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

         Form of Investment Advisory Agreement for Alleghany/Blairlogie Emerging
         Markets    Fund   with    Blairlogie    Capital    Management,    dated
         _________________, 1998--filed herewith.

         Form  of  Investment   Advisory   Agreement  for   Alleghany/Blairlogie
         International Developed Fund with Blairlogie Capital Management, dated _________________, 1998--filed herewith.




     (b) Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995--Incorporated herein by reference to Exhibit No. 5(b) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1997.

     (c) Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds--Incorporated herein by reference to Exhibit No. 5(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

     (d) Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company, and CT&T Funds--Incorporated herein by reference to Exhibit No. (5)(d) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (e) Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries--Incorporated herein by reference to Exhibit No. (5)(e) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(6) Copies of each underwriting or distribution contract:

     (a) Underwriting Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

Amendment dated December 21, 1995 to Underwriting Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No.
(6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment  dated June 13, 1996 to  Underwriting  Agreement,  reflecting
         creation  of  multiple   class--Incorporated  herein  by  reference  to
         Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     (b) Underwriter Compensation Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No. (6)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Underwriter Compensation Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (c) Distribution Agreement dated June 1, 1997 between CT&T Funds and First Data Distributors, Inc.--Incorporated herein by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.



Form of Amendment to Distribution Agreement between Alleghany Funds and First Data Distributors, Inc, dated ________________________, 1998-- Incorporated herein by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.





(7) Copies of all bonus, profit sharing, pension or other similar contracts--Not Applicable.

 (8) Copies of all custodian agreements:

     (a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997--Incorporated herein by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

Form of Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated ___________________________, 1998-- Incorporated herein by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


     (b) Custody Administration and Agency Agreement for all CT&T Funds with FPS Services, Inc., with respect to UMB Bank, N.A., dated December 8, 1994--Incorporated herein by reference to Exhibit (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

Amendment dated December 21, 1995 to Custody Administration and Agency Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Custody Administration and Agency Agreement, reflecting creation of multiple class--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

 (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed:

     (a) Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997--Incorporated herein by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

Form of Amendment to Transfer Agency and Services Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated _________________________, 1998-- Incorporated herein by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


     (b) Administration Agreement between the Company and Chicago Title and Trust Company, dated June 15, 1995--Incorporated herein by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

Amendment dated December 21, 1995 to Administration Agreement, reflecting name changes of certain Series and the Administrator--Incorporated herein by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Administration  Agreement,  reflecting
         creation  of  multiple   class--Incorporated  herein  by  reference  to
         Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



Form of Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company, dated _____________________, 1998-- Incorporated herein by reference to Exhibit No. 9(b) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

(c)Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1, 1997--Incorporated herein by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

     Form of Amendment to Sub-Administration Agreement with Alleghany Funds and First Data Investor Services Group, Inc., dated ____________________, 1998-- Incorporated herein by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.




     (d)Accounting Services Agreement between CT&T Funds and FPS Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No.
     (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Accounting Services Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Accounting Services Agreement, reflecting creation of multiple class--Incorporated herein by Reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



(10)   Opinions and Consents of Counsel--filed herewith.


(11) Copies of any other opinions, appraisals or rulings.

     (a) Consent of Independent Auditors--   Not Applicable

(12) All financial statements omitted from Item 23--Not Applicable.

(13) Copies  of any  agreements  or  understandings  made in  consideration  for
     providing  the  initial  capital  between  or  among  the   Registrant--Not
     Applicable.

(14) Copies of the model plan--Not Applicable.

(15) Copies of any plan or agreement entered into by Registrant pursuant to Rule 12b-1:

     (a) Distribution and Service Plan for all Funds except Chicago Trust Money Market Fund, with FPS Broker Services, Inc.--Incorporated herein by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment to Distribution and Service Plan dated December 21, 1995, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (b) Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services for all Funds except Money Market Fund, with FPS Broker Services, Inc.--Incorporated herein by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services dated December 21, 1995, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.



         (c) Form of Amendment to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 between Alleghany Funds and First Data Distributors, Inc., dated ___________________, 1998-- Incorporated herein by reference to Exhibit No. 15(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

(16) Schedules for Computations of Performance Quotations--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(17) Electronic Filers--Financial Data Schedules--    Not Applicable

     (18) Amended Multiple Class Plan pursuant to Rule 18f-3 -- Incorporated herein by reference to Exhibit No. 18 to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


Item 25.          Persons Controlled by or under Common Control with Registrant:

                  None.


Item 26.          Number of Holders of Securities as of October 30, 1998:




------------------------------------------ ---
                     Montag & Caldwell Growth Fund Class N               11,241
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Montag & Caldwell Growth Fund Class I                329
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Growth & Income Fund                  2,998
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Talon Fund                            1,038
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Balanced Fund                          409
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Montag & Caldwell Balanced Fund                     1,118
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Bond Fund                              588
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Municipal Bond Fund                     97
                    ----------------------------------------------------- -------------
                    ----------------------------------------------------- -------------
                         Chicago Trust Money Market Fund                     1,066
                    ----------------------------------------------------- -------------


Item 27.          Indemnification:

     Section 10.2 of the Registrant's Trust Instrument provides as follows:

                  10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.


                  The Trust shall indemnify of fires, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

     Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                  10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

     In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.


Item 28.          Business and Other Connections of Advisors and Sub-Advisor:

     The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

     Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals.

     At Talon Asset Management, Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

     Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management, with certain options over the next nine years to acquire up to a 70% interest.

     [Blairlogie Capital Management is an indirect, wholly-owned subsidiary of the Alleghany Corporation.]

The directors and officers of the Trust's Investment Advisors and Sub-Investment Advisor are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.



 THE CHICAGO TRUST COMPANY

---------------------------- --------------------------- --------------------
NAME                         TITLE/POSITION              OTHER BUSINESS
---------------------------- --------------------------- ----------------------
---------------------------- --------------------------- ----------------------
Richard                                                  P.    Toft     Director
                                                         Director and  Chairman,
                                                         Chicago Title and Trust
                                                         Company;      Director,
                                                         Chairman    and   Chief
                                                         Executive      Officer,
                                                         Alleghany         Asset
                                                         Management,       Inc.;
                                                         Director   of   Chicago
                                                         Title   Insurance  Co.,
                                                         Director,  The  Chicago
                                                         Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Allan P. Kirby, Jr.          Director                    President, Liberty Square, Inc.; Director, Alleghany
                                                         Corporation; Director, Chicago Title and Trust Company;
                                                         Director, Chicago Title Insurance Company; Director,
                                                         Kirby Investments, Inc.; Director, The Chicago Trust
                                                         Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
John J. Burns, Jr.           Director                    President and Chief Operating Officer, Alleghany
                                                         Corporation; Director of Burlington Santa Fe Corporation;
                                                         Director of Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------






---------------------------- --------------------------- -----------------------------------------------------------
M. Leanne Lachman            Director                    Managing Director, Schroder Real Estate Associates;
                                                         Director, Chicago Title and Trust Company; Director,
                                                         Chicago Title Insurance Company; Director, The Chicago
                                                         Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Dana G. Leavitt              Director                    President, Leavitt Management Company; Director, Chicago
                                                         Title and Trust Company; Director, Chicago Title
                                                         Insurance Company; Director, The Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Lawrence F. Levy             Director                    Chairman, The Levy Organization; Director, Chicago Title
                                                         and Trust Company; Director, Chicago Title Insurance
                                                         Company; Director, The Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------






---------------------------- --------------------------- -----------------------------------------------------------
NAME                         TITLE/POSITION              OTHER BUSINESS
---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Robert                                                   Riley          Director
                                                         President   and   Chief
                                                         Executive   Officer  of
                                                         Leggat           McCall
                                                         Properties;   Director,
                                                         Chicago Title and Trust
                                                         Company;      Director,
                                                         Chicago Title Insurance
                                                         Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Steven                                                   Newman         Director
                                                         Chairman, President and
                                                         Chief         Executive
                                                         Officer,  URC  Holdings
                                                         Corporation;  Director,
                                                         Chicago Title and Trust
                                                         Company;      Director,
                                                         Chicago Title Insurance
                                                         Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Margaret P. MacKimm          Director                    Director, Woolworth Corporation; Director, E.I. DuPont
                                                         deNemours & Company; Director, Chicago Title and Trust
                                                         Company; Director, Chicago Title Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Walter D. Scott              Director                    Professor of Management, J.L. Kellogg Graduate School of
                                                         Management, Northwestern University; Director, Chicago
                                                         Title and Trust Company; Director, Chicago Title
                                                         Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Earl L. Neal                 Director                    Principal Attorney, Earl L. Neal and Associates;
                                                         Director, Chicago Title and Trust Company; Director,
                                                         Chicago Title Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Peter H. Dailey              Director                    Director of Chicago Trust Company; Director of  Jacobs
                                                         Engineering Group, Pinkerton, Inc., Sizzler, Inc.,
                                                         Krauses's Sofa Factory, Worthland Worldwide, Chairman and
                                                         Director of FedCo.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
John J. Rau                  Director                    President and Chief Executive Officer, Chicago Title and
                                                         Trust Company; Director, President and Chief Executive
                                                         Officer of Chicago Title Insurance Company and Ticor
                                                         Title Insurance Company; Director, Chairman and
                                                         President, Security Union Title Insurance Company;
                                                         Director, Ticor Title Guaranty Company.

---------------------------- --------------------------- -----------------------------------------------------------

INSTITUTIONAL INVESTMENT GROUP:

---------------------------- ------------------------------- -------------------------------------------------------
Charles F. Henderson         Executive Vice President
                             and Chief Investment Officer
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Carla V. Straeten            Senior Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Frederick W. Engimann        Senior Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
David J. Cox                 Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Lynn Pfieffer                Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Thomas J. Marthaler          Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Lois A. Pasquale             Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Nancy M. Scinto              Vice President
---------------------------- ------------------------------- -------------------------------------------------------
---------------------------- ------------------------------- -------------------------------------------------------
Jerold L. Stodden            Vice President
---------------------------- ------------------------------- -------------------------------------------------------



---------------------------- -------------------------------- ------------------------------------------------------
MUTUAL FUNDS:

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Kenneth C. Anderson          Senior Vice President            President, Alleghany Funds
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Gerald Dillenburg            Vice President                   Vice President and Chief Financial Officer,
                                                              Alleghany Funds
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Stephen Ferrone              Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------


------------------------------------------------------------- ------------------------------------------------------
OPERATIONS AND FINANCIAL PLANNING:

------------------------------------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Skip Neuman                  Senior Vice President and
                             Chief Financial Officer
---------------------------- -------------------------------- ------------------------------------------------------





------------------------------------------------------------- ------------------------------------------------------
PERSONAL TRUST & INVESTMENT SERVICES:

------------------------------------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
George Vanden Vennett        Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Hubert A. Adams              Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Alan B. Shidler              Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Roger Meier                  Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Susan Elwart                 Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Judith French                Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Joan Perkins                 Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Bernard Myszkowski           Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Louis R. Marchi              Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
David Nyberg                 Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Joan Giardina                Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Charles Rammalt              Vice President
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Michael Pollard              Vice President and
                             Senior Portfolio Manager
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Denise Seminetta             Vice President
                             and Senior Portfolio Manager
---------------------------- -------------------------------- ------------------------------------------------------

------------------------------------------ ------------------------------------------ ------------------------------
REAL ESTATE SERVICES:

------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
B. Wyckliffe Pattishall, Jr.               Executive Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
CHICAGO DEFERRED EXCHANGE CORP:
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Naomi Weitzel                              Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Mary Cunningham-Watson                     Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
SECURITY TRUST:
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
J. Paul Spring                             President and Chief Executive Officer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
William Exeter                             Vice President and Chief Financial
                                           Officer
------------------------------------------ ------------------------------------------ ------------------------------

------------------------------------------------------------------------------------- ------------------------------
RETIREMENT TRUST RESOURCES:

------------------------------------------------------------------------------------- ------------------------------
------------------------------------------- ----------------------------------------- ------------------------------
Terry L. Zirkle                             Senior Vice President
------------------------------------------- ----------------------------------------- ------------------------------
------------------------------------------- ----------------------------------------- ------------------------------
Mark D. Berman                              Vice President
------------------------------------------- ----------------------------------------- ------------------------------
------------------------------------------- ----------------------------------------- ------------------------------
Daniel R. Joyce                             Vice President
------------------------------------------- ----------------------------------------- ------------------------------
------------------------------------------- ----------------------------------------- ------------------------------
Michael Lambert                             Vice President
------------------------------------------- ----------------------------------------- ------------------------------
------------------------------------------- ----------------------------------------- ------------------------------
Karen Fisher Prange                         Vice President
------------------------------------------- ----------------------------------------- ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Ronald S. Quesenberry                      Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Jeanne D. Reder                            Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Robert F. Stuark                           Vice President
------------------------------------------ ------------------------------------------ ------------------------------





MONTAG & CALDWELL, INC.

------------------------------------------ ------------------------------------------ ------------------------------
Solon P. Patterson                         Chairman of the Board
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Stuart D. Bilton                           Director                                   Director, Alleghany Funds
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
David B. Cumming                           Director
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Ronald E. Canakaris                        President, Chief Executive Officer and
                                           Chief Investment Officer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
David F. Seng                              Executive Vice President, Chief
                         Operating Officer and Treasurer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Elizabeth C. Chester                       Senior Vice President and Secretary
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Homer W. Whitman, Jr.                      Senior Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
William A. Vogel                           Senior Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Sandra M. Barker                           Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Janet B. Bunch                             Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Debra Bunde Comsudes                       Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Jane R. Davenport                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
James L. Deming                            Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Brion D. Friedman                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Richard W. Haining                         Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Charles Jefferson Hagood                   Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Lana M. Jordan                             Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Rebecca M. Keister                         Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Charles E. Markwalter                      Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Grover C. Maxwell, III                     Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Michael A. Nadal                           Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
M. Scott Thompson                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
John Whitney                               Vice President
------------------------------------------ ------------------------------------------ ------------------------------

TALON ASSET MANAGEMENT, INC.

------------------------------------------ ------------------------------------------ ------------------------------
Terry D. Diamond                           Chairman and Director                      Director of Amli Realty
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Alan R. Wilson                             President and Director
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Barbara L. Rumminger                       Secretary
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Bernard H. Kailin                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Sophia A. Erskine                          Corporate Secretary
------------------------------------------ ------------------------------------------ ------------------------------


VEREDUS ASSET MANAGEMENT LLC.

------------------------------------------ ------------------------------------------ -------------------------------
Stuart D. Bilton                           Director                                   Director, Montag & Caldwell,
                                                                                      Inc.; Director, Alleghany
                                                                                      Funds
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
James R. Jenkins                           Director, Vice President and Chief         Trust Officer, Shelby County
                                           Operating Officer                          Trust Bank
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
Jefferson W. Kirby                         Director                                   Vice President, Alleghany
                                                                                      Corporation; Trustee,
                                                                                      Lafayette College and The
                                                                                      Peck School; Director,
                                                                                      Commerce Security Bancorp,
                                                                                      Inc.
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
Charles P. McCurdy, Jr.                    Director; Executive Vice President and     Director of Research, SMC
                                           Director of Research                       Capital, Inc.
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
Charles F. Mercer, Jr.                     Vice President of Research
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
John S. Poole                              Vice President of Business Development     Vice President, SMC Capital,
                                                                                      Inc.
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
Bruce A. Weber                             Director, President and Chief Investment   President, SMC Capital, Inc.;
                                           Officer                                    Vice President, SMC Advisers,
                                                                                      Inc.
------------------------------------------ ------------------------------------------ -------------------------------


BLAIRLOGIE CAPITAL MANAGEMENT

------------------------------------------ ------------------------------------------ -------------------------------
Gavin Dobson                               Chief Executive Officer
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
James Smith                                Chief Investment Officer
------------------------------------------ ------------------------------------------ -------------------------------


Item 29.          Principal Underwriter:



     (a) First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for Alleghany Funds pursuant to a distribution agreement dated June 1, 1997. The Distributor also acts as underwriter for ABN AMRO Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, The Potomac Funds, Panorama Trust, Undiscovered Managers Funds, and Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                  (b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

                  (c)      Not Applicable.

Item 30.          Location of Accounts and Records:

                  All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisors as listed below, except for those maintained by the Fund's Custodian, UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, First Data Investor Services Group, Inc., 53 State Street, Boston, MA 02109.

                    The Chicago Trust Company       Montag & Caldwell, Inc.       Talon Asset Management, Inc.
                    171 North Clark Street          3343 Peachtree Road, N.E.     One North Franklin
                    Chicago, IL  60601              Atlanta, GA  30326            Chicago, IL  60606



                    Veredus Asset Management LLC                                  Blairlogie Capital Management
                    6900 Bowling Blvd., Suite 250                                 4th Floor, 125 Princes Street
                    Louisville, KY  40207                                         Edinburgh EH2 4AD, Scotland


Item 31.          Management Services:

                  Not Applicable.

Item 32.          Undertakings:

                           (a)      Not Applicable.

                  (a)       Not Applicable due to Rule changes.

                  (b) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of
                           Section 16(c) of the 1940 Act, as amended, relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 25th day of November, 1998.

                                                              ALLEGHANY FUNDS


                                            By: /s/ KENNETH C. ANDERSON
                                            Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity and on the 25th day of November, 1998.

Signature                                                     Capacity

/s/ STUART D. BILTON                                          Chairman, Board of Trustees        11/25/98
Stuart D. Bilton


/s/ DOROTHEA C. GILLIAM                                       Trustee                            11/25/98
Dorothea C. Gilliam


/s/ NATHAN SHAPIRO                                            Trustee                            11/25/98
Nathan Shapiro


/s/ GREGORY T. MUTZ                                           Trustee                            11/25/98
Gregory T. Mutz


/s/ LEONARD F. AMARI                                          Trustee                            11/25/98
Leonard F. Amari


/s/ KENNETH C. ANDERSON                                       President                          11/25/98
Kenneth C. Anderson                                           (Principal Executive Officer)


/s/ GERALD F. DILLENBURG                                      Secretary, Treasurer and           11/25/98
Gerald F. Dillenburg                                          Vice President (Principal
                                                              Accounting and Financial
                                                              Officer)


                                  EXHIBIT INDEX


                  EXHIBIT NO.                                 DESCRIPTION


                 5(a)                 Form of Investment Advisory Agreement

                  5(a)               Form of Investment Advisory Agreement

                  10(a)                Opinions and Consents of Counsel